UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total Return
Fund –
.
TMSSX Multi-Strategy Total Return
Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
HIGHLIGHTS
The Multi-Strategy Total Return Fund declined and underperformed the ICE
Bank of America U.S. 3-Month Treasury Bill Index for the 12-month period ended
October 31, 2022.
Within the underlying components, the Macro and Absolute Return Strategy,
Global Stock Strategy, and Sector Strategies detracted from relative performance.
However, our equity and fixed income hedges and the Fixed Income Absolute
Return Strategy added value.
Our current positioning is characterized by subdued risk appetite against a turbulent market backdrop. Overall, we have targeted a lower level of exposure to broader markets relative to the fund’s history.
Amid a bear market that has dragged down nearly every asset class, near-term catalysts for a recovery remain uncertain. We believe the confluence of economic and geopolitical uncertainty contributes to an unattractive risk/reward trade-off.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Multi-Strategy Total Return Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Multi-Strategy Total Return Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Multi-Strategy Total Return Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks strong, long-term risk-adjusted returns.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Multi-Strategy Total Return Fund returned -8.75% during the 12 months ended October 31, 2022. The fund underperformed the ICE Bank of America
(BofA) U.S. 3-Month Treasury Bill Index. (Returns for the I Class shares varied slightly, reflecting a different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Most of the underlying
components pulled back
during the reporting period.
Not only did equity markets
suffer steep declines during
the period, traditional safe-
haven assets like government
bonds also tumbled as
yields surged in response
to aggressive monetary tightening from most major central banks. Against this backdrop, the Macro and Absolute Return Strategy (MARS) generated negative absolute returns. In particular, the strategy was positioned for an economic recovery in China, which has been marred by the consequences of the country’s zero-COVID policy and persistent lockdown measures. As a result, our bullish position in China hindered relative returns. Despite recent weakness, we expect the increasing pace of monetary and fiscal stimulus in
China to improve liquidity and likely support economic growth. Long duration positions also contributed to weakness as the long end of the yield curve experienced notable pressure from the Fed’s aggressive tightening efforts to combat elevated inflation.
Among our portable alpha, equity long/short strategies, the Global Stock
Strategy and Sector Strategies components, which are based on long-term mandates and investment processes driven by fundamental security selection, detracted from relative performance. The Multi-Strategy Total Return Fund has long positions in securities owned by these components, and the fund shorts custom benchmarks to isolate their respective security selection alpha. Within
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Multi-Strategy Total Return
Fund –
.
-2.06% -8.75%
Multi-Strategy Total Return
Fund–
.
I  Class -1.95 -8.62
ICE BofA U.S. 3-Month
Treasury Bill Index 0.72 0.79

T. ROWE PRICE Multi-Strategy Total Return Fund
4
the Global Stock component,
holdings in the information
technology sector posted
steep losses. Most notably,
shares of Block (formerly
Square) declined early in the
reporting period as a fading
tailwind from fiscal stimulus
and heightened liquidity
contributed to weak earnings
against difficult year-over-
year comparisons. Within the
Sector Strategies component,
underperformance in the
global technology portfolio
was a drag, as stock selection
in the software industry
hurt relative results. Shares
of Shopify, an e-commerce
turned multichannel
commerce platform, tumbled
as high-value, high-growth
technology stocks fell out
of favor amid growing
economic uncertainty.
Decelerating revenue and
planned investments in its
fulfillment operations also
contributed to the stock’s
decline. (Please refer to the
portfolio of investments for
a list of holdings and the
amount each represents in
the portfolio.)
The fund maintains material
holdings in various types of
derivatives, which are used
to efficiently access or adjust
exposure to certain market
segments and/or to manage portfolio volatility. During the reporting period, the fund’s overall exposure to derivatives added value. In an environment where equity markets sold off and yields for below investment-grade debt
1
The percentage of total net assets is calculated based
on the market value of the underlying securities as
of October 31, 2022. All numbers are subject to
rounding.
2
Negative percentage allocations represent short
positions.
3
A significant portion of the fund's balance is held
in cash and short-term investments as collateral for
derivatives.
4
Security diversification is derived using the fund’s
direct holdings plus exposure gained indirectly through
the fund’s holdings in underlying funds.
SECURITY DIVERSIFICATION
Non-U.S. U.S.
Percentage
of Net
Assets

Equity -3.8% 3.0%

-0.8%
Common Stocks 5.8 14.1 19.8
Stock Index
Futures -10.8 -15.1 -25.9
Other Equity 1.3 4.0 5.3
Equity
Derivatives 0.0 0.0 0.0
Fixed Income 24.3% 35.3% 59.5%
Asset Backed 0.1 2.3 2.4
Bank Debt 1.6 9.0 10.6
Corporate
Bonds 10.5 12.6 23.1
Fixed Income
Futures -3.7 2.7 -1.0
Government
Bonds 8.9 3.3 12.2
Other Fixed
Income 6.8 5.4 12.2
Convertibles 0.2% 0.8% 1.0%
Cash/Short-Term
Investments

0.7% 39.6% 40.3%
Total

21.3% 78.7% 100.0%

T. ROWE PRICE Multi-Strategy Total Return Fund

surged, our hedge positions in global equities and high yield debt contributed to relative performance.
The Fixed Income Absolute
Return Strategy also aided
performance, driven by
short duration positions,
particularly in the U.S. and
UK, that proved beneficial
amid rising interest rates and
elevated inflation.
How is the fund positioned?
The Multi-Strategy Total
Return Fund sources its
returns from multiple distinct
investment strategies, and
each component is internally
managed as an independent
strategy by a dedicated
T. Rowe Price portfolio
management team. Given
their varying mandates
(in areas such as risk level,
opportunity set, and portfolio
characteristics), the fund’s
allocations to the strategies
depend on a wide range of
considerations and can be
increased or decreased as
our assessment evolves and
incorporates changes in the
market environment.
Our current positioning is
characterized by subdued risk
appetite against a turbulent
market backdrop, leading
us to target a lower level
of broad market exposure
relative to the fund’s history.
We believe the broad range
of potential outcomes in the
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated
(NR). T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 4/30/22 10/31/22
Weighted Average Effective
Duration (years) 3.9 1.3
Weighted Average Maturity
(years) 5.8 5.3
Credit Quality Diversification*
U.S. Government
Agencies** 0.0% 0.0%
U.S. Treasuries*** 6.3  7.3
AAA 4.2  5.6
AA 3.4  5.1
A 7.1  6.8
BBB 13.5  23.2
BB and Below 61.6  48.2
Not Rated 3.9  3.8
Total 100.0% 100.0%

T. ROWE PRICE Multi-Strategy Total Return Fund

current market amid elevated inflation, aggressive monetary tightening, and acute geopolitical risks could lead to further pronounced volatility. Given the fund’s diversification objective, we view a lower equity beta target as prudent against this uncertain backdrop.
During the year, the fund’s performance exposed the impact of macroeconomic events on our alpha generation capabilities. Our growth-oriented equity strategies, in particular, are less likely to meaningfully adjust their investment process in response to shorter-term events. We, therefore, reduced our allocation to these components and introduced portfolio-level hedges to help neutralize the inherent growth factor bias emanating from some of our underlying components. We adjusted these hedges later in the reporting period, eliminating the aforementioned growth factor offset and pivoting toward a hedge of the portfolio’s credit risk. These adjustments better reflect our view of risks stemming from inflation and monetary policy, which are now less rooted in asset valuations and more driven by business cycle concerns.
We initiated an allocation into the Dynamic Emerging Markets Bond Strategy in April, further evolving and diversifying our component lineup. We like the component’s total return-oriented investment process, which focuses on high-
conviction ideas across the sovereign, corporate, and local currency emerging markets bonds universe.
Otherwise, allocation changes over the reporting period’s final quarter were minimal. The tightening cycle that began in November 2021 has taken root over the course of the year, and our investors have had the opportunity to align their views with the inflationary environment and global monetary policy regime change. We believe these factors are now better reflected in investment processes and security analysis. Rather than adjusting our exposure to alpha sources at the overall portfolio level, we prefer to rely on the allocation adjustments made by the underlying component portfolio managers to navigate their respective investment universes.
What is portfolio management’s outlook?
The fund aims to generate positive, long-term risk-adjusted returns with limited correlation to the direction of traditional asset classes, such as stocks and bonds. We seek to accomplish this by allocating the fund’s capital to a variety of absolute return investment strategies that seek attractive return potential per unit of risk.

T. ROWE PRICE Multi-Strategy Total Return Fund

Amid a bear market that has dragged down nearly every asset class, near-term catalysts for a recovery remain uncertain. Pronounced interest rate volatility has diminished the anchoring effect of traditional safe-haven assets like U.S.
Treasury bonds, off which other assets—credit markets, home mortgages, and equities—historically have been priced. Inflation has proven to be stickier than expected, and without clarity on the Federal Reserve’s tightening path and terminal rate, we expect interest rate volatility, and price volatility more broadly, to remain elevated.
Moreover, there is rising concern that elevated inflation could be a long-term problem. While we do expect inflation to recede from its current levels, we have less certainty on what the longer-term environment looks like, and a return to the Fed’s longer-run inflation target of 2% may be more difficult to achieve than markets fully appreciate. Key factors that historically helped tamp down inflation, such as globalization, a growing labor pool, and technological innovation, could be fading. On the other hand, we could see rising inflationary pressure from factors like deglobalization and supply chain disruption, heavy investments in clean energy infrastructure, and the need for continued deficit spending as populations age.
Finally, the current state of geopolitical tension bears mentioning. The escalation of Russia’s war in Ukraine has brought with it the potential for an energy crisis in Europe as we head into colder months. The economic tensions between the U.S. and China have also mounted. The recent announcement of restrictions on selling semiconductors to China are likely to have a real impact on the country’s economic growth and heighten tensions over Taiwan’s independence. We believe the confluence of economic and geopolitical uncertainty contributes to an unattractive risk/reward trade-off.
Analyzing these trends is what our extensive global investment professionals do every day. We believe that our ability to leverage our in-house research team’s insights is a unique benefit to the fund, and we expect to continue to capitalize on this advantage as we pursue our return objectives. In our view, our combination of diversified components is well suited to the current market environment, and they validate the benefit of having the Multi-Strategy Total
Return Fund as part of a diversified portfolio.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Multi-Strategy Total Return Fund

RISKS OF INVESTING IN THE FUND
There is risk that the fund’s investments will correlate with stocks and bonds to a greater degree than anticipated and that the risk models used to construct the portfolio may not achieve the desired results. The fund may underperform during up markets and be negatively affected in down markets. Diversification cannot assure a profit or protect against loss in a declining market.
International investments can be riskier than U.S. investments due to the effects of currency exchange rates and differences in market structure and liquidity, as well as specific country, regional, and economic developments. These risks are generally greater for emerging markets. Fixed income securities are subject to interest rate, inflation, credit, and default risk. As interest rates rise, bond prices usually fall, and vice versa.
Derivatives may be more volatile than other types of investments because they can be more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty. Short sales are speculative transactions with potentially unlimited losses; use of leverage can magnify the effect of losses.
For a thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD-
PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES
AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED
ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.

T. ROWE PRICE Multi-Strategy Total Return Fund

ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE LIBOR.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

Amazon.com
0.5%
Charles Schwab
0.5
T-Mobile US
0.4
UnitedHealth Group
0.4
Daiichi Sankyo
0.4
Apple
0.4
Airbus
0.4
Microsoft
0.4
MasterCard
0.3
London Stock Exchange
0.3
Total
4.0%
U.S. Treasuries
3.4%
United Kingdom of Great
Britain and Northern Ireland
2.2
Federal Republic of
Germany
1.4
Federative Republic of
Brazil
1.1
Republic of South Africa
0.9
HCA Healthcare
0.7
Ardagh
0.6
Enel
0.6
T-Mobile US
0.6
VICI Properties
0.6
Total
12.1%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
10/31/22
Bonds
Percent of
Net Assets
10/31/22
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Multi-Strategy Total Return Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MULTI-STRATEGY TOTAL RETURN FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year
Since
Inception
2/23/18
Multi-Strategy Total Return Fund –
.
-8.75% 1.54%
Multi-Strategy Total Return Fund–
.
I  Class -8.62 1.67
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Multi-Strategy Total Return Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Multi-Strategy Total Return Fund 1.48%
Multi-Strategy Total Return Fund–I Class 1.28
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Multi-Strategy Total Return Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MULTI-STRATEGY TOTAL RETURN FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $979.40 $5.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.21   6.06
I Class
Actual   1,000.00   980.50   5.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.91   5.35
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.19%, and
the
2
I Class was 1.05%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year
Since
Inception
2/23/18
Multi-Strategy Total Return Fund –
.
-8.70% 1.69%
Multi-Strategy Total Return Fund–
.
I  Class -8.56  1.82
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10 .70 $ 10 .56 $ 9 .75 $ 9 .70 $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .15 0 .10 0 .16 0 .26 0 .12
Net realized and unrealized gain/
loss ( 1 .07 ) 0 .40 0 .92 0 .12 ( 0 .42 )
Total from investment activities ( 0 .92 ) 0 .50 1 .08 0 .38 ( 0 .30 )
Distributions
Net investment income ( 0 .05 ) ( 0 .09 ) ( 0 .25 ) ( 0 .18 ) —
Net realized gain ( 0 .24 ) ( 0 .27 ) ( 0 .02 ) ( 0 .15 ) —
Total distributions ( 0 .29 ) ( 0 .36 ) ( 0 .27 ) ( 0 .33 ) —
NET ASSET VALUE
End of period $ 9 .49 $ 10 .70 $ 10 .56 $ 9 .75 $ 9 .70

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(3)(4)
( 8 .75 ) % 4 .74% 11 .34% 4 .09% ( 3 .00 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 1 .37% 1 .32% 1 .56% 1 .84% 1 .71%
(5)
Net expenses after waivers/
payments by Price Associates 1 .19% 1 .04% 1 .05% 1 .06% 0 .95%
(5)
Net investment income 1 .49% 0 .96% 1 .55% 2 .69% 1 .86%
(5)
Portfolio turnover rate 133 .8% 144 .8% 99 .5% 83 .8% 82 .1%
Net assets, end of period (in
thousands) $42,153 $119,258 $120,127 $57,579 $58,522
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 10 .75 $ 10 .59 $ 9 .76 $ 9 .70 $ 10 .00
Investment activities
Net investment income
(2)(3)
0 .17 0 .08 0 .17 0 .27 0 .14
Net realized and unrealized gain/
loss ( 1 .08 ) 0 .44 0 .93 0 .12 ( 0 .44 )
Total from investment activities ( 0 .91 ) 0 .52 1 .10 0 .39 ( 0 .30 )
Distributions
Net investment income ( 0 .05 ) ( 0 .09 ) ( 0 .25 ) ( 0 .18 ) —
Net realized gain ( 0 .24 ) ( 0 .27 ) ( 0 .02 ) ( 0 .15 ) —
Total distributions ( 0 .29 ) ( 0 .36 ) ( 0 .27 ) ( 0 .33 ) —
NET ASSET VALUE
End of period $ 9 .55 $ 10 .75 $ 10 .59 $ 9 .76 $ 9 .70

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
2/23/18
(1)
Through
10/31/18 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(3)(4)
( 8 .62 ) % 4 .92% 11 .54% 4 .19% ( 3 .00 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 1 .14% 1 .12% 1 .50% 1 .74% 1 .70%
(5)
Net expenses after waivers/
payments by Price Associates 1 .05% 1 .01% 0 .90% 0 .90% 0 .90%
(5)
Net investment income 1 .77% 0 .73% 1 .70% 2 .83% 2 .05%
(5)
Portfolio turnover rate 133 .8% 144 .8% 99 .5% 83 .8% 82 .1%
Net assets, end of period (in
thousands) $310,096 $334,438 $8,777 $4,308 $9,094
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2022
19
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 3.50%, 11/23/31 (EUR)  260,000 189
Total Albania (Cost
$245
)
189
ARGENTINA 0.0%
Common Stocks 0.0%
MercadoLibre (USD)  (1) 84 76
Total Argentina (Cost
$73
)
76
AUSTRALIA 0.4%
Common Stocks 0.0%
BHP Group  1,778 43
Goodman Group  1,192 13
IGO  1,854 18
Northern Star Resources  2,248 12
OZ Minerals  971 15
101
Government Bonds 0.4%
Commonwealth of Australia, 4.75%, 4/21/27  1,900,000 1,279
1,279
Total Australia (Cost
$1,454
)
1,380
AUSTRIA 0.0%
Common Stocks 0.0%
BAWAG Group  133 6
Total Austria (Cost
$6
)
6
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  (2) 310,000 199
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)  250,000 162
Total Bahamas (Cost
$483
)
361
BRAZIL 1.8%
Common Stocks 0.2%
B3  239,647 696
T. ROWE PRICE Multi-Strategy Total Return Fund

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Magazine Luiza  (1) 11,347 10
NU Holdings, Class A (USD)  (1)(3) 11,070 55
761
Corporate Bonds 0.5%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD)  (2) 200,000 146
ERO Copper, 6.50%, 2/15/30 (USD)  (2) 440,000 331
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (2) 700,000 550
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (2) 280,000 213
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 236
MercadoLibre, 3.125%, 1/14/31 (USD)  (3) 200,000 145
Suzano Austria, 3.125%, 1/15/32 (USD)  300,000 222
1,843
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27  18,385,000 3,375
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31  1,898,000 334
3,709
Total Brazil (Cost
$6,731
)
6,313
CANADA 1.1%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (2) 305,000 206
206
Bank Loans 0.1% (4)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 8.813%, 3/27/28  420,728 286
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 7.50%, 12.063%, 3/26/29  25,000 17
303
Common Stocks 0.3%
Brookfield Asset Management, Class A (USD)  465 19
Canadian Natural Resources  396 24
Canadian Pacific Railway (USD)  933 70
Constellation Software  25 36
Descartes Systems Group (USD)  (1) 333 23
ERO Copper  (1) 953 11
Magna International (USD)  573 32
MDA  (1) 8,355 41
Nutrien (USD)  6,003 507
Shopify, Class A (USD)  (1) 9,879 338
Summit Industrial Income REIT  (3) 1,434 18

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
TC Energy (USD)  617 27
Wesdome Gold Mines  (1) 2,200 13
1,159
Corporate Bonds 0.5%
1011778 BC ULC, 5.75%, 4/15/25 (USD)  (2)(3) 1,205,000 1,201
Enbridge, VR, 7.375%, 1/15/83 (USD)  (5) 325,000 309
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD)  (5) 200,000 200
1,710
Government Bonds 0.1%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  375,728 339
339
Total Canada (Cost
$3,946
)
3,717
CAYMAN ISLANDS 0.2%
Common Stocks 0.2%
Ahren Acquisition (USD)  (1) 72,251 734
Total Cayman Islands (Cost
$723
)
734
CHILE 0.7%
Corporate Bonds 0.4%
AES Andes, VR, 7.125%, 3/26/79 (USD)  (5) 310,000 255
Agrosuper, 4.60%, 1/20/32 (USD)  (3) 230,000 188
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 167
Empresa de Transporte de Pasajeros Metro, 3.65%, 5/7/30
(USD)  300,000 260
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 256
VTR Comunicaciones, 5.125%, 1/15/28 (USD)  (3) 310,000 197
1,323
Government Bonds 0.3%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  1,055,000,000 1,040
1,040
Total Chile (Cost
$2,977
)
2,363
CHINA 0.9%
Common Stocks 0.4%
58.com (USD)  (1)(6) 22,100 —
Alibaba Group Holding (HKD)  (1) 6,800 53
BeiGene, ADR (USD)  (1) 47 8

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Beijing Capital International Airport, Class H (HKD)  (1) 76,000 41
China Tourism Group Duty Free, Class H (HKD)  (1) 15,000 297
H World Group, ADR (USD)  11,711 317
Kanzhun, ADR (USD)  (1) 13,344 146
KE Holdings, ADR (USD)  (1) 4,664 47
Li Ning (HKD)  3,000 16
Meituan, Class B (HKD)  (1) 12,700 203
Silergy (TWD)  5,000 58
Tencent Holdings (HKD)  9,809 258
Wuxi Biologics Cayman (HKD)  (1) 1,000 4
Zai Lab, ADR (USD)  (1) 177 4
Zhongsheng Group Holdings (HKD)  3,500 13
1,465
Common Stocks - China A Shares 0.0%
Kweichow Moutai, A Shares (CNH)  100 19
NARI Technology, A Shares (CNH)  13,528 45
Shenzhen Inovance Technology, A Shares (CNH)  5,500 50
114
Convertible Bonds 0.1%
Vnet Group, Zero Coupon, 2/1/26 (USD)  530,000 440
440
Corporate Bonds 0.4%
CNAC HK Finbridge, 3.00%, 9/22/30 (USD)  (3) 310,000 226
Country Garden Holdings, 3.30%, 1/12/31 (USD)  360,000 28
Huarong Finance, 4.95%, 11/7/47 (USD)  380,000 194
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (1)(7) 1,515,000 113
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  (3) 200,000 39
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  (7) 200,000 8
Times China Holdings, 6.75%, 7/8/25 (USD)  200,000 15
Yanlord Land HK, 5.125%, 5/20/26 (USD)  200,000 101
Yunda Holding Investment, 2.25%, 8/19/25 (USD)  310,000 274
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 272
1,270
Total China (Cost
$4,875
)
3,289
COLOMBIA 0.6%
Corporate Bonds 0.4%
Aris Mining, 6.875%, 8/9/26 (USD)  (2) 640,000 445
Banco de Bogota, 6.25%, 5/12/26 (USD)  310,000 285
Bancolombia, VR, 4.625%, 12/18/29 (USD)  (5) 300,000 244
Canacol Energy, 5.75%, 11/24/28 (USD)  310,000 234

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 247
1,455
Government Bonds 0.2%
Republic of Colombia, 3.875%, 4/25/27 (USD)  300,000 251
Republic of Colombia, 7.50%, 8/26/26  1,230,000,000 206
457
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $30 (USD)  (1)(8) † 30
30
Total Colombia (Cost
$2,415
)
1,942
CYPRUS 0.1%
Government Bonds 0.1%
Republic of Cyprus, 2.75%, 5/3/49  260,000 200
Total Cyprus (Cost
$204
)
200
DENMARK 0.2%
Common Stocks 0.1%
Ascendis Pharma, ADR (USD)  (1) 2,057 237
Genmab  (1) 71 27
ROCKWOOL, Class B  51 10
274
Corporate Bonds 0.1%
DKT Finance, 9.375%, 6/17/23 (USD)  (2) 400,000 383
383
Total Denmark (Cost
$657
)
657
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 290
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 211
Total Dominican Republic (Cost
$543
)
501
EGYPT 0.1%
Government Bonds 0.1%
Arab Republic of Egypt, 3.875%, 2/16/26 (USD)  300,000 228
Total Egypt (Cost
$237
)
228

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
FINLAND 0.0%
Common Stocks 0.0%
Kojamo  (3) 792 10
Sampo, Class A  128 6
UPM-Kymmene  707 24
Total Finland (Cost
$42
)
40
FRANCE 0.6%
Common Stocks 0.6%
Air Liquide  110 14
Airbus  12,947 1,401
Alstom  3,096 64
Legrand  158 12
LVMH Moet Hennessy Louis Vuitton  193 122
Pernod Ricard  309 54
Safran  652 73
Schneider Electric  615 78
TotalEnergies  1,877 102
Verallia  465 13
1,933
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7  (1)
(6)(8) 8 6
6
Corporate Bonds 0.0%
Altice France Holding, 4.00%, 2/15/28  100,000 61
61
Total France (Cost
$2,120
)
2,000
GEORGIA 0.1%
Corporate Bonds 0.1%
Georgian Railway, 4.00%, 6/17/28 (USD)  310,000 236
Total Georgia (Cost
$271
)
236
GERMANY 1.7%
Common Stocks 0.1%
BioNTech, ADR (USD)  139 19
Delivery Hero  (1) 285 10
Infineon Technologies  7,557 183

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Siemens  1,255 137
Zalando  (1) 465 11
360
Corporate Bonds 0.1%
TK Elevator Holdco, 7.625%, 7/15/28 (USD)  (2) 400,000 329
329
Government Bonds 1.3%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  3,801,320 3,869
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  873,721 918
4,787
Preferred Stocks 0.2%
Dr Ing hc F Porsche  (1)(3) 342 35
Sartorius  (3) 1,758 620
Volkswagen  294 37
692
Total Germany (Cost
$7,259
)
6,168
GHANA 0.1%
Corporate Bonds 0.1%
Kosmos Energy, 7.125%, 4/4/26 (USD)  310,000 260
Total Ghana (Cost
$299
)
260
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 277
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 274
Total Guatemala (Cost
$602
)
551
HONG KONG 0.1%
Common Stocks 0.1%
AIA Group  30,000 227
Samsonite International  (1) 9,900 22
Total Hong Kong (Cost
$276
)
249
HUNGARY 0.3%
Common Stocks 0.0%
Wizz Air Holdings (GBP)  (1) 823 16
16

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.3%
Republic of Hungary, 2.25%, 4/20/33  169,080,000 210
Republic of Hungary, 3.00%, 10/27/27  128,000,000 213
Republic of Hungary, 4.50%, 3/23/28  131,000,000 230
Republic of Hungary, 4.75%, 11/24/32  320,290,000 517
1,170
Total Hungary (Cost
$1,639
)
1,186
INDIA 0.7%
Common Stocks 0.2%
HDFC Bank  20,623 374
ICICI Bank  30,781 338
Voltas  1,475 16
728
Corporate Bonds 0.3%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  290,625 218
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  (3) 272,500 175
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  (3) 300,000 252
REC, 2.25%, 9/1/26 (USD)  300,000 256
901
Government Bonds 0.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  300,000 221
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  300,000 267
Republic of India, 6.45%, 10/7/29  32,000,000 367
855
Total India (Cost
$2,762
)
2,484
INDONESIA 0.7%
Corporate Bonds 0.6%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  310,000 257
Bank Negara Indonesia Persero, VR, 4.30% (USD)  (5)(9) 310,000 225
Cikarang Listrindo, 4.95%, 9/14/26 (USD)  300,000 260
Freeport Indonesia, 5.315%, 4/14/32 (USD)  (2) 460,000 389
Freeport Indonesia, 6.20%, 4/14/52 (USD)  (2) 200,000 151
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 232
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 245
Pertamina Persero, 1.40%, 2/9/26 (USD)  300,000 259
2,018

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Republic of Indonesia, 5.125%, 4/15/27  9,000,000,000 534
534
Total Indonesia (Cost
$2,845
)
2,552
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 120
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 232
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  225,000 211
AerCap Ireland Capital, FRN, SOFR + 0.68%, 3.733%, 9/29/23
(USD)  150,000 147
Total Ireland (Cost
$830
)
710
ISRAEL 0.6%
Common Stocks 0.0%
Mobileye Global, Class A (USD)  (1) 854 23
23
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (2)(5) 300,000 245
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD)  (2)(5) 325,000 277
ICL Group, 6.375%, 5/31/38 (USD)  (2) 310,000 290
Leviathan Bond, 6.125%, 6/30/25 (USD)  (2) 310,000 295
1,107
Government Bonds 0.3%
State of Israel, 3.75%, 3/31/47  3,334,000 970
970
Total Israel (Cost
$2,496
)
2,100
ITALY 0.9%
Common Stocks 0.3%
Davide Campari-Milano  3,813 34
Ferrari (USD)  4,117 810
GVS  (1) 2,406 13
PRADA (HKD)  68,900 314
1,171
Corporate Bonds 0.6%
Enel Finance International, 6.80%, 10/14/25 (USD)  (2) 200,000 200
Enel Finance International, 7.50%, 10/14/32 (USD)  (2) 1,200,000 1,200

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Enel Finance International, 7.75%, 10/14/52 (USD)  (2) 700,000 670
2,070
Total Italy (Cost
$3,386
)
3,241
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  260,000 181
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  310,000 283
Total Ivory Coast (Cost
$529
)
464
JAPAN 0.8%
Common Stocks 0.8%
Asics  1,400 22
Daiichi Sankyo  44,200 1,415
Daikin Industries  200 30
Hamamatsu Photonics  1,200 54
Harmonic Drive Systems  10,200 341
Hoshizaki  2,800 80
Industrial & Infrastructure Fund Investment  10 11
Istyle  (1)(3) 3,700 12
Keyence  900 339
MatsukiyoCocokara  500 18
Mitsui Fudosan  900 17
Miura  2,400 49
Nippon Sanso Holdings  2,400 38
Recruit Holdings  2,900 89
Seven & i Holdings  (3) 800 30
Sony Group  700 47
Suzuki Motor  1,600 54
Total Japan (Cost
$2,391
)
2,646
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  300,000 249
Total Jordan (Cost
$275
)
249
KAZAKHSTAN 0.1%
Corporate Bonds 0.1%
KazMunayGas National, 5.375%, 4/24/30 (USD)  310,000 255

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  300,000 206
Total Kazakhstan (Cost
$553
)
461
LUXEMBOURG 0.4%
Bank Loans 0.4% (4)
Delta 2, FRN, 3M USD LIBOR + 2.50%, 6.254%, 2/1/24 (USD)  1,500,000 1,496
Total Luxembourg (Cost
$1,481
)
1,496
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, 4.921%, 7/6/48  1,520,000 319
Total Malaysia (Cost
$380
)
319
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD)  (2) 230,000 199
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 269
Total Mauritius (Cost
$536
)
468
MEXICO 1.5%
Bank Loans 0.3% (4)
Playa Resorts Holding, FRN, 3M USD LIBOR + 2.75%, 6.50%,
4/29/24 (USD)  1,158,671 1,127
1,127
Corporate Bonds 1.0%
Banco Mercantil del Norte, VR, 6.75% (USD)  (5)(9) 310,000 285
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD)  (5) 300,000 254
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (5) 310,000 251
Cemex, 5.45%, 11/19/29 (USD)  300,000 262
Electricidad Firme de Mexico Holdings, 4.90%, 11/20/26 (USD)  300,000 239
Mexico City Airport Trust, 3.875%, 4/30/28 (USD)  330,000 279
Mexico City Airport Trust, 5.50%, 10/31/46 (USD)  200,000 129
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  (2) 400,000 259
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  310,000 201
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  (3) 310,000 248
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  310,000 177
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  835,000 633
Sigma Finance Netherlands, 4.875%, 3/27/28 (USD)  300,000 267
3,484

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.2%
United Mexican States, 8.00%, 11/7/47  6,340,000 262
United Mexican States, 8.50%, 5/31/29  11,100,000 525
787
Total Mexico (Cost
$6,030
)
5,398
MOROCCO 0.1%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 281
281
Government Bonds 0.0%
Kingdom of Morocco, 2.375%, 12/15/27 (USD)  (3) 300,000 247
247
Total Morocco (Cost
$567
)
528
NETHERLANDS 0.4%
Common Stocks 0.4%
Adyen  (1) 247 353
Akzo Nobel  273 17
Argenx, ADR (USD)  (1) 132 51
ASML Holding  1,539 722
Heineken  346 29
Koninklijke DSM  48 6
TKH Group, CVA  1,233 43
Universal Music Group  1,220 24
1,245
Corporate Bonds 0.0%
NXP, 5.00%, 1/15/33 (USD)  105,000 94
94
Total Netherlands (Cost
$1,528
)
1,339
NEW ZEALAND 0.3%
Government Bonds 0.3%
Government of New Zealand, 2.75%, 5/15/51  2,256,000 938
Total New Zealand (Cost
$1,281
)
938
NORWAY 0.0%
Common Stocks 0.0%
Aker BP  572 18

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Equinor  1,998 73
Total Norway (Cost
$68
)
91
OMAN 0.2%
Corporate Bonds 0.1%
OmGrid Funding, 5.196%, 5/16/27 (USD)  300,000 270
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 264
534
Government Bonds 0.1%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  320,000 303
303
Total Oman (Cost
$910
)
837
PANAMA 0.2%
Corporate Bonds 0.2%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  (2) 200,000 141
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  300,000 212
Banco General, VR, 5.25% (USD)  (5)(9) 300,000 243
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  (3) 310,000 224
Total Panama (Cost
$1,032
)
820
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 278
Total Paraguay (Cost
$303
)
278
PERU 0.4%
Common Stocks 0.0%
Southern Copper (USD)  480 22
22
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (5) 310,000 274
Consorcio Transmantaro, 5.20%, 4/11/38 (USD)  (2) 200,000 172
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 238
684
Government Bonds 0.2%
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  300,000 279
Republic of Peru, 5.94%, 2/12/29  1,250,000 282

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Peru, 6.95%, 8/12/31  1,200,000 277
838
Total Peru (Cost
$1,661
)
1,544
PHILIPPINES 0.2%
Corporate Bonds 0.1%
Globe Telecom, VR, 4.20% (USD)  (5)(9) 300,000 256
256
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 361
361
Total Philippines (Cost
$837
)
617
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  2,567 26
Jeronimo Martins  1,286 27
Total Portugal (Cost
$52
)
53
ROMANIA 0.3%
Government Bonds 0.3%
Republic of Romania, 2.125%, 3/7/28 (EUR)  220,000 172
Republic of Romania, 3.00%, 2/27/27 (USD)  260,000 224
Republic of Romania, 5.00%, 2/12/29  4,500,000 729
Total Romania (Cost
$1,655
)
1,125
SAUDI ARABIA 0.1%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  300,000 287
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD)  (5) 200,000 188
Total Saudi Arabia (Cost
$510
)
475
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD)  310,000 234
Total Senegal (Cost
$290
)
234

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, 2.125%, 12/1/30 (USD)  310,000 216
Republic of Serbia, 4.50%, 8/20/32  100,000,000 649
Total Serbia (Cost
$1,352
)
865
SINGAPORE 0.0%
Common Stocks 0.0%
Sea, ADR (USD)  (1) 1,698 84
Total Singapore (Cost
$126
)
84
SOUTH AFRICA 0.9%
Government Bonds 0.9%
Republic of South Africa, 4.85%, 9/30/29 (USD)  (3) 300,000 256
Republic of South Africa, 5.375%, 7/24/44 (USD)  (3) 300,000 201
Republic of South Africa, 7.00%, 2/28/31  5,400,000 228
Republic of South Africa, 8.00%, 1/31/30  9,880,000 462
Republic of South Africa, 8.75%, 2/28/48  14,279,000 588
Republic of South Africa, 10.50%, 12/21/26  23,650,000 1,351
Total South Africa (Cost
$3,691
)
3,086
SOUTH KOREA 0.0%
Common Stocks 0.0%
Hyundai Mobis  258 40
40
Convertible Bonds 0.0%
POSCO Holdings, Zero Coupon, 9/1/26 (EUR)  100,000 90
90
Total South Korea (Cost
$140
)
130
SPAIN 0.1%
Common Stocks 0.1%
Amadeus IT Group, Class A  (1) 7,147 373
Cellnex Telecom  191 6
379

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Cirsa Finance International, 10.375%, 11/30/27  (2) 100,000 99
99
Total Spain (Cost
$547
)
478
SRI LANKA 0.1%
Government Bonds 0.1%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (1)(7) 310,000 74
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (1)(7) 560,000 135
Total Sri Lanka (Cost
$369
)
209
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (1)(7) 1,200,000 964
Total Suriname (Cost
$883
)
964
SWEDEN 0.7%
Bank Loans 0.2% (4)
Anticimex Global, FRN, 1M USD LIBOR + 3.50%, 6.57%,
11/16/28 (USD)  (6) 595,500 576
Anticimex Global, FRN, 1M USD LIBOR + 4.00%, 5.598%,
11/16/28 (USD)  99,250 96
672
Common Stocks 0.1%
Alfa Laval  431 11
Boliden  1,151 33
Epiroc, Class B  1,251 17
Sandvik  865 13
Spotify Technology (USD)  (1) 368 30
Svenska Cellulosa, Class B  23,089 272
Swedish Match  1,515 16
392
Corporate Bonds 0.1%
Castellum, 2.125%, 11/20/23 (EUR)  (3) 200,000 186
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 6.378%, 4/15/25
(EUR)  (2) 100,000 98
284
Government Bonds 0.3%
Kingdom of Sweden, 2.25%, 6/1/32  7,750,000 704

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Kingdom of Sweden, 3.50%, 3/30/39  3,200,000 346
1,050
Total Sweden (Cost
$2,817
)
2,398
SWITZERLAND 0.1%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  281 28
Julius Baer Group  372 18
Montana Aerospace  (1) 2,597 30
Nestle  939 102
Roche Holding  76 25
Total Switzerland (Cost
$228
)
203
TAIWAN 0.2%
Common Stocks 0.2%
Taiwan Semiconductor Manufacturing  50,000 601
Total Taiwan (Cost
$934
)
601
THAILAND 0.6%
Corporate Bonds 0.3%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (5) 310,000 231
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 288
Kasikornbank, VR, 3.343%, 10/2/31 (USD)  (5) 310,000 261
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  310,000 225
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 153
1,158
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  10,500,000 219
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  31,469,200 804
1,023
Total Thailand (Cost
$2,701
)
2,181
TRINIDAD AND TOBAGO 0.1%
Government Bonds 0.1%
Republic of Trinidad & Tobago, 4.50%, 8/4/26 (USD)  300,000 291
Total Trinidad and Tobago (Cost
$299
)
291

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
DAE Sukuk Difc, 3.75%, 2/15/26 (USD)  300,000 273
Emirates NBD Bank, VR, 6.125% (USD)  (5)(9) 310,000 295
Total United Arab Emirates (Cost
$607
)
568
UNITED KINGDOM 4.4%
Bank Loans 0.2% (4)
Motion Finco, FRN, 1M USD LIBOR + 3.25%, 6.924%, 11/12/26
(USD)  742,528 702
702
Common Stocks 0.8%
Ashtead Group  12,683 661
AstraZeneca, ADR (USD)  1,380 81
Compass Group  1,851 39
Derwent London  16,104 399
Direct Line Insurance Group  1,812 4
Farfetch, Class A (USD)  (1) 976 8
London Stock Exchange Group  12,037 1,043
Mondi  602 10
Next  229 13
Novocure (USD)  (1) 292 21
Rentokil Initial  5,967 37
Shell  1,322 37
Smiths Group  1,610 29
Trainline  (1) 70,558 268
Unilever (EUR)  1,115 51
UNITE Group  1,123 11
Weir Group  1,421 25
Wise, Class A  (1) 4,041 31
2,768
Corporate Bonds 1.2%
Barclays, VR, 7.385%, 11/2/28 (USD)  (5) 200,000 199
Barclays, VR, 7.437%, 11/2/33 (USD)  (5) 1,835,000 1,827
BAT Capital, 7.75%, 10/19/32 (USD)  250,000 256
Clear Channel International, 6.625%, 8/1/25 (USD)  (2)(3) 400,000 382
eG Global Finance, 8.50%, 10/30/25 (USD)  (2) 200,000 185
HSBC Holdings, VR, 5.402%, 8/11/33 (USD)  (5) 1,230,000 1,064
HSBC Holdings, VR, 7.39%, 11/3/28 (USD)  (5) 200,000 200
HSBC Holdings, VR, 8.113%, 11/3/33 (USD)  (5) 200,000 200
4,313

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 2.2%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/24  6,510,437 7,785
7,785
Total United Kingdom (Cost
$16,940
)
15,568
UNITED STATES 39.0%
Asset-Backed Securities 2.2%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28  (2) 465,000 419
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (2) 417,940 352
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  85,000 82
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (2) 67,045 61
Exeter Automobile Receivables Trust, Series 2022-2A, Class D,
4.56%, 7/17/28  340,000 315
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49  (2) 260,000 245
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48  (2) 758,400 692
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52  (2) 249,375 235
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51  (2) 266,625 207
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 4.813%, 5/6/30  (2) 335,000 307
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28  (2) 481,798 461
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29  (2) 147,567 139
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29  (2) 300,599 284
Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO,
FRN, 3M USD LIBOR + 3.10%, 7.425%, 10/20/34  (2) 285,000 243
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%,
3/22/27  (2) 96,451 93
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28  (2) 59,592 57
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29  (2) 320,000 279
Octane Receivables Trust, Series 2022-1A, Class C, 5.21%,
8/21/28  (2) 610,000 580
Palmer Square, Series 2021-3A, Class E, CLO, FRN, 3M USD
LIBOR + 6.15%, 10.229%, 1/15/35  (2) 250,000 207

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Peace Park, Series 2021-1A, Class D, CLO, FRN, 3M USD
LIBOR + 2.95%, 7.193%, 10/20/34  (2) 510,000 439
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578%,
6/17/37  (2) 260,000 239
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39  (2) 100,000 92
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (2) 518,158 500
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (2) 473,891 470
Santander Retail Auto Lease Trust, Series 2020-A, Class D,
2.52%, 11/20/24  (2) 395,000 388
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33  (2) 355,674 306
7,692
Bank Loans 6.8% (4)
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 6.674%,
9/19/24  1,398,385 1,379
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 9.174%,
9/19/25  375,000 367
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 8.079%, 10/1/25  89,075 86
Asurion, FRN, 1M USD LIBOR + 3.00%, 6.754%, 11/3/24  334,245 315
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.004%, 1/31/28  101,879 71
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.004%, 1/20/29  700,000 485
Cano Health, FRN, 1M TSFR + 4.00%, 7.829%, 11/23/27  108,901 92
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%,
7.504%, 12/1/27  605,919 586
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 7.239%, 11/8/27  592,481 576
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 7.174%, 9/29/28  595,500 561
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 9.336%, 12/1/28  310,000 265
Diamond, FRN, 1M USD LIBOR + 2.75%, 7.165%, 9/29/28  516,100 482
Edelman Financial Engines Center, FRN, 3M USD LIBOR +
6.75%, 10.504%, 7/20/26  805,000 725
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
10.174%, 5/21/29  145,000 135
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
9.674%, 5/21/29  465,000 430
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 11.504%,
7/31/28  605,000 592
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 7.729%,
1/27/29  497,500 466
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 7.928%,
10/7/26  (6) 87,118 86
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 7.254%,
4/30/25  987,124 920
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 7.254%,
7/1/24  (10) 987,988 962

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Infinite Bidco, FRN, 1M USD LIBOR + 3.25%, 6.924%, 3/2/28  395,000 369
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 10.674%, 3/2/29  400,000 368
IRB Holding, FRN, 1M TSFR + 3.00%, 6.208%, 12/15/27  531,167 517
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 8.254%,
11/3/27  99,214 31
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 7.004%,
10/23/28  830,825 763
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 7.504%, 9/13/24  951,470 915
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 9.979%, 2/23/29  265,000 242
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 7.504%, 9/13/24  886,813 852
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 7.254%, 7/21/28  197,250 185
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 10.504%, 7/20/29  800,000 730
PetSmart, FRN, 1M USD LIBOR + 3.75%, 7.50%, 2/11/28  592,500 569
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 7.674%,
12/17/27  763,412 710
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
7.004%, 3/10/28  591,741 556
RealPage, FRN, 1M USD LIBOR + 3.00%, 6.754%, 4/24/28  856,350 803
RealPage, FRN, 1M USD LIBOR + 6.50%, 10.254%, 4/23/29  795,000 763
Rent-A-Center, FRN, 1M USD LIBOR + 3.25%, 7.688%, 2/17/28  433,499 397
Rising Tide Holdings, FRN, 1M USD LIBOR + 8.25%, 12.004%,
6/1/29  400,000 288
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 3.75%,
7.479%, 8/14/26  279,723 267
Sophia, FRN, 1M USD LIBOR + 3.50%, 7.174%, 10/7/27  999,782 960
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 7.254%,
2/5/27  493,540 463
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 11.254%,
2/4/28  495,000 445
Talen Energy Supply, FRN, 1M TSFR + 4.75%, 7.632%,
11/11/23  (1) 700,000 700
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
6.504%, 3/15/24  322,717 320
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 6.754%, 2/5/26  416,218 390
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 6.51%, 5/18/25  699,897 680
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 7.315%,
12/21/27  (6) 512,941 490
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 10.815%,
12/21/28  580,000 521
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%,
7.754%, 10/2/28  163,350 140
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%,
10.754%, 10/1/29  (6) 110,000 92
24,107

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Common Stocks 13.8%
10X Genomics, Class A  (1) 344 9
7 Acquisition  (1) 49,900 507
AbbVie  336 49
Acadia Realty Trust, REIT  724 10
Advanced Micro Devices  (1) 7,506 451
AGCO  92 11
Agilent Technologies  360 50
Air Lease  1,788 63
Air Products & Chemicals  116 29
Airbnb, Class A  (1) 70 7
Albemarle  55 15
Alexandria Real Estate Equities, REIT  115 17
Alnylam Pharmaceuticals  (1) 256 53
Alphabet, Class A  (1) 5,527 522
Alphabet, Class C  (1) 2,458 233
Amazon.com  (1) 17,665 1,810
Ameren  179 15
American International Group  1,253 71
American Tower, REIT  469 97
Ameriprise Financial  117 36
Analog Devices  820 117
Apellis Pharmaceuticals  (1) 234 14
Apollo Global Management  789 44
Apple  9,191 1,409
Apple Hospitality REIT  763 13
Arch Capital Group  (1) 702 40
Arena Fortify Acquisition, Warrants, 12/31/28  (1) 24,620 1
Arena Fortify Acquisition, Class A  (1) 49,240 497
Armstrong World Industries  402 30
Arthur J Gallagher  224 42
AT&T  3,891 71
Atlassian, Class A  (1) 2,639 535
AvalonBay Communities, REIT  127 22
Avantor  (1) 954 19
Avery Dennison  105 18
Axis Capital Holdings  571 31
Baker Hughes  533 15
Ball  1,108 55
Bank of America  2,251 81
Bank of New York Mellon  866 36
BankUnited  728 26
Barings BDC  1,605 14
Battery Future Acquisition  (1) 73,400 744
Beard Energy Transition Acquisition  (1) 74,100 742

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Becton Dickinson & Company  185 44
Belden  876 61
Berkshire Hathaway, Class B  (1) 66 19
Bill.com Holdings  (1) 781 104
Biogen  (1) 75 21
Black Knight  (1) 294 18
Block, Class A  (1) 3,552 213
Blueprint Medicines  (1) 228 12
Boeing  (1) 505 72
Booking Holdings  (1) 46 86
Booz Allen Hamilton Holding  3,225 351
BRC, Class A  (1)(3) 801 6
Bright Horizons Family Solutions  (1) 3,479 227
Bruker  423 26
Bullpen Parlay Acquisition  (1) 72,300 732
Burlington Stores  (1) 6,309 902
C4 Therapeutics  (1) 495 5
Cactus, Class A  462 24
Camden Property Trust, REIT  105 12
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245  (1)(6)(8) 144 138
Capital One Financial  608 64
Capitalworks Emerging Markets Acquisition  (1) 72,800 740
Carvana  (1)(3) 345 5
Catalent  (1) 183 12
Caterpillar  93 20
Cboe Global Markets  256 32
CC Neuberger Principal Holdings III, Class A  (1) 41,992 420
CC Neuberger Principal Holdings III, Class A, Warrants,
12/31/27  (1) 8,398 2
Cedar Fair  502 21
Centene  (1) 709 60
Cerevel Therapeutics Holdings  (1) 403 11
Ceridian HCM Holding  (1) 474 31
CF Industries Holdings  284 30
ChampionX  517 15
Charles Schwab  20,140 1,605
Charter Communications, Class A  (1) 96 35
Chevron  437 79
Chipotle Mexican Grill  (1) 35 52
Chubb  466 100
Cigna  136 44
Citigroup  1,392 64
Citizens Financial Group  904 37
CME Group  121 21
CMS Energy  203 12
CNA Financial  100 4

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Coca-Cola  689 41
Comcast, Class A  984 31
Concord Acquisition Corp III  (1) 49,500 499
Confluent, Class A  (1) 1,670 45
ConocoPhillips  5,244 661
Cooper  41 11
Corebridge Financial  10,695 242
Costco Wholesale  210 105
Crowdstrike Holdings, Class A  (1) 748 121
Crown Castle, REIT  347 46
CubeSmart, REIT  493 21
Cummins  475 116
Danaher  413 104
Darling Ingredients  (1) 477 37
Datadog, Class A  (1) 666 54
Deere  53 21
Denali Therapeutics  (1) 318 9
Devon Energy  981 76
Dexcom  (1) 230 28
Dime Community Bancshares  586 20
Dollar General  296 75
Dollar Tree  (1) 175 28
Dominion Energy  180 13
DoorDash, Class A  (1) 2,115 92
Douglas Emmett, REIT  243 4
Doximity, Class A  (1) 370 10
DraftKings, Class A  (1) 666 11
East West Bancorp  457 33
Element Solutions  807 14
Elevance Health  553 302
Eli Lilly  2,558 926
Encore Capital Group  (1) 279 14
Entegris  101 8
EOG Resources  4,793 654
EQRx, Warrants, 12/31/28  (1) 2,200 2
Equinix, REIT  182 103
Equitable Holdings  1,242 38
Equity LifeStyle Properties, REIT  256 16
Equity Residential, REIT  321 20
Essex Property Trust, REIT  57 13
Estee Lauder, Class A  2,104 422
Eucrates Biomedical Acquisition, Warrants, 12/14/25  (1) 3,266 —
Exact Sciences  (1) 6,039 210
Exelixis  (1) 581 10
Fate Therapeutics  (1)(3) 382 8
FedEx  389 62

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Fifth Third Bancorp  1,390 50
Figs, Class A  (1)(3) 1,192 9
First American Financial  279 14
Fiserv  (1) 210 22
Floor & Decor Holdings, Class A  (1) 316 23
FMC  283 34
Freshpet  (1)(3) 1,629 96
Games & Esports Experience Acquisition  (1) 72,400 737
Generac Holdings  (1) 284 33
General Electric  12,884 1,002
Goldman Sachs Group  225 78
Green Visor Financial Technology Acquisition I, Warrants,
5/8/23  (1) 24,900 1
Green Visor Financial Technology Acquisition I, Class A  (1) 49,800 508
Guardant Health  (1) 253 13
Hanover Insurance Group  13 2
Hartford Financial Services Group  1,020 74
HashiCorp, Class A  (1)(3) 1,218 37
HCA Healthcare  109 24
Hess  3,145 444
Hilton Worldwide Holdings  551 75
Hologic  (1) 391 27
Home BancShares  549 14
Home Depot  575 170
Honeywell International  712 145
Hubbell  106 25
HubSpot  (1) 1,184 351
Humana  122 68
Huntington Bancshares  4,821 73
Incyte  (1) 154 11
Infinite Acquisition  (1) 74,909 756
Ingersoll Rand  2,022 102
Insmed  (1) 613 11
Insulet  (1) 80 21
Intellia Therapeutics  (1) 130 7
International Paper  582 20
Intuit  235 100
Intuitive Surgical  (1) 2,135 526
Ionis Pharmaceuticals  (1) 337 15
JB Hunt Transport Services  422 72
JPMorgan Chase  338 43
Karuna Therapeutics  (1) 103 23
Kemper  357 17
Keurig Dr Pepper  868 34
Kilroy Realty, REIT  118 5
KKR  727 35

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Liberty Media Acquisition, Class A  (1) 10,040 101
Liberty Media Acquisition, Class A, Warrants, 12/31/27  (1) 2,008 —
Liberty Media-Liberty Formula One, Class C  (1) 9,769 564
Linde  321 95
Live Nation Entertainment  (1) 677 54
Lululemon Athletica  (1) 125 41
Magnolia Oil & Gas, Class A  876 22
Marsh & McLennan  355 57
Martin Marietta Materials  50 17
Mastercard, Class A  3,384 1,111
McDonald's  355 97
McLaren Technology Acquisition, Warrants, 3/3/23  (1) 24,800 1
McLaren Technology Acquisition, Class A  (1) 49,600 500
Merck  700 71
Meta Platforms, Class A  (1) 421 39
MetLife  762 56
Mettler-Toledo International  (1) 11 14
MGM Resorts International  771 27
Microsoft  5,951 1,381
Middleby  (1) 299 42
Mirati Therapeutics  (1) 91 6
Moderna  (1) 282 42
Molina Healthcare  (1) 140 50
Mondelez International, Class A  951 58
MongoDB  (1) 1,459 267
Monster Beverage  (1) 507 48
Morgan Stanley  511 42
Mueller Water Products, Class A  2,386 28
Nabors Energy Transition  (1) 50,400 512
Netflix  (1) 1,081 316
Neurocrine Biosciences  (1) 103 12
NextEra Energy  119 9
NIKE, Class B  713 66
Norfolk Southern  62 14
NOV  2,653 59
NVIDIA  2,453 331
Onyx Acquisition I, Class A  (1) 49,600 506
Onyx Acquisition I, Class A, Warrants, 1/7/23  (1) 24,800 1
Opendoor Technologies, Class A  (1)(3) 4,557 12
O'Reilly Automotive  (1) 74 62
Pacific Biosciences of California  (1)(3) 898 8
Packaging Corp. of America  249 30
Patreon, Acquisition Date: 10/14/21, Cost $9  (1)(6)(8) 165 5
Paycom Software  (1) 213 74
Paylocity Holding  (1) 434 101
Penumbra  (1) 136 23

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
PepsiCo  397 72
Pfizer  1,480 69
Pioneer Natural Resources  268 69
PNC Financial Services Group  54 9
Popular  530 37
Power & Digital Infrastructure Acquisition II  (1) 73,800 736
Procter & Gamble  739 100
Prologis, REIT  330 37
PROOF Acquisition I  (1) 72,800 731
Public Storage, REIT  109 34
Quaker Chemical  (3) 343 56
Quanta Services  120 17
QuidelOrtho  (1) 69 6
Raymond James Financial  451 53
RCF Acquisition  (1) 49,700 506
Regency Centers, REIT  289 17
Regeneron Pharmaceuticals  (1) 104 78
RenaissanceRe Holdings  221 34
Rent the Runway, Class A  (1)(3) 1,706 3
Rexford Industrial Realty, REIT  307 17
Rivian Automotive, Class A  (1) 2,423 85
ROBLOX, Class A  (1) 9,762 437
Roper Technologies  298 124
Royalty Pharma, Class A  376 16
RPM International  341 32
Saia  (1) 98 19
Salesforce  (1) 446 73
Sandy Spring Bancorp  339 12
SBA Communications, REIT  431 116
Sculptor Acquisition I  (1) 72,241 732
Seagen  (1) 99 13
Sealed Air  606 29
Seaport Global Acquisition II  (1) 49,251 498
Seer  (1) 496 4
Selective Insurance Group  46 5
Sempra Energy  116 18
ServiceNow  (1) 1,883 792
Sherwin-Williams  3,334 750
Shoals Technologies Group, Class A  (1) 746 17
Shockwave Medical  (1) 135 40
Signature Bank  2,171 344
Simon Property Group, REIT  234 25
SL Green Realty, REIT  (3) 190 8
Snap, Class A  (1)(3) 15,252 151
Snowflake, Class A  (1) 1,500 240
Socure, Acquisition Date: 12/22/21, Cost $1  (1)(6)(8) 89 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern  238 16
Southwest Airlines  (1) 955 35
Starbucks  674 58
State Street  816 60
Stryker  266 61
Sun Country Airlines Holdings  (1) 1,426 23
Synopsys  (1) 250 73
T-Mobile U.S.  (1) 9,498 1,440
Teleflex  77 17
Terreno Realty, REIT  261 15
Tesla  (1) 2,882 656
Texas Pacific Land  60 138
Textron  318 22
Thermo Fisher Scientific  265 136
Toast, Class A  (1) 782 17
Trade Desk, Class A  (1) 831 44
Travelers  95 18
Trinity Capital  1,121 13
U.S. Bancorp  1,248 53
Ultragenyx Pharmaceutical  (1) 316 13
Union Pacific  69 14
United Parcel Service, Class B  650 109
UnitedHealth Group  2,589 1,437
UTA Acquisition  (1) 48,300 492
Veeva Systems, Class A  (1) 2,083 350
Velocity Acquisition, Warrants, 2/26/27  (1) 8,054 —
Velocity Acquisition, Class A  (1) 24,163 240
VeriSign  (1) 143 29
Verizon Communications  1,224 46
Vertex Pharmaceuticals  (1) 1,219 380
Virtus Investment Partners  120 21
Visa, Class A  592 123
VMG Consumer Acquisition  (1) 49,232 496
Voya Financial  432 30
Vulcan Materials  115 19
Walt Disney  (1) 865 92
Warby Parker, Class A  (1) 692 11
Warner Music Group, Class A  (3) 313 8
Webster Financial  691 37
Wells Fargo  2,377 109
Welltower, REIT  261 16
West Pharmaceutical Services  85 20
Western Alliance Bancorp  9,973 670
Westrock  351 12
Wingstop  202 32
Xcel Energy  200 13

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Xometry, Class A  (1) 208 12
Zentalis Pharmaceuticals  (1) 280 7
Zoetis  103 16
48,566
Convertible Bonds 0.4%
Liberty Broadband, 2.75%, 9/30/50  (2) 200,000 195
Pure Storage, 0.125%, 4/15/23  473,000 573
U.S. Steel, 5.00%, 11/1/26  318,000 537
1,305
Convertible Preferred Stocks 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23  (2) 250 318
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91  (1)(6)(8) 1,345 91
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $13  (1)(6)(8) 8 8
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2  (1)(6)(8) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9  (1)(6)(8) 423 9
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23  (1)(6)(8) 1,376 29
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60  (1)(6)
(8) 816 38
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6  (1)(6)(8) 330 6
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11  (1)(6)(8) 1,889 11
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $41  (1)(6)
(8) 222 23
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26  (1)(6)(8) 3,412 40
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8  (1)(6)
(8) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8  (1)
(6)(8) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $11  (1)(6)(8) 384 11
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5  (1)(6)(8) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15  (1)
(6)(8) 1,156 16
NextEra Energy, 5.279%, 3/1/23  676 33
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26  (1)(6)(8) 1,232 26
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13  (1)(6)(8) 238 7
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109  (1)(6)(8) 1,822 94
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34  (1)(6)(8) 534 27
Socure, Series A, Acquisition Date: 12/22/21, Cost $2  (1)(6)(8) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1  (1)(6)(8) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $—  (1)(6)(8) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3  (1)(6)(8) 207 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1  (1)(6)(8) 88 1
809
Corporate Bonds 9.6%
AEP Texas, 5.25%, 5/15/52  110,000 96
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (2) 195,000 196
Ally Financial, 1.45%, 10/2/23  500,000 479
Ardagh Packaging Finance, 5.25%, 4/30/25  (2)(3) 2,400,000 2,265
ATI, 5.875%, 12/1/27  455,000 414
Calpine, 3.75%, 3/1/31  (2) 915,000 746
Cano Health, 6.25%, 10/1/28  (2) 130,000 105
Carnival, 4.00%, 8/1/28  (2) 495,000 397
Carpenter Technology, 7.625%, 3/15/30  255,000 249
CD&R Smokey Buyer, 6.75%, 7/15/25  (2) 170,000 161
Cedar Fair, 5.50%, 5/1/25  (2) 600,000 595
Celanese U.S. Holdings, 5.90%, 7/5/24  500,000 491
Celanese U.S. Holdings, 6.379%, 7/15/32  (3) 800,000 727
CHS, 8.00%, 3/15/26  (2) 375,000 323
Citigroup, VR, 4.91%, 5/24/33  (5) 220,000 200
Elanco Animal Health, 5.772%, 8/28/23  217,000 216
Global Net Lease, 3.75%, 12/15/27  (2) 410,000 331
GPD, 10.125%, 4/1/26  (2) 450,000 402
Graphic Packaging International, 4.125%, 8/15/24  500,000 484
HCA, 5.00%, 3/15/24  2,300,000 2,280
Hightower Holding, 6.75%, 4/15/29  (2) 245,000 201
Home Point Capital, 5.00%, 2/1/26  (2) 285,000 168
Howmet Aerospace, 5.125%, 10/1/24  500,000 494
Jane Street Group, 4.50%, 11/15/29  (2) 520,000 450
KeyCorp, VR, 4.789%, 6/1/33  (5) 130,000 118
LCPR Senior Secured Financing, 5.125%, 7/15/29  (2) 430,000 362
Lions Gate Capital Holdings, 5.50%, 4/15/29  (2) 135,000 103
Medline Borrower, 5.25%, 10/1/29  (2)(3) 405,000 315
NextEra Energy Capital Holdings, 5.00%, 7/15/32  85,000 81
NGL Energy Operating, 7.50%, 2/1/26  (2) 415,000 373
NGL Energy Partners, 7.50%, 11/1/23  (3) 35,000 34
Option Care Health, 4.375%, 10/31/29  (2) 815,000 701
Pacific Gas & Electric, 4.95%, 7/1/50  155,000 116
Peninsula Pacific Entertainment, 8.50%, 11/15/27  (2) 1,800,000 1,933
PetSmart, 7.75%, 2/15/29  (2)(3) 500,000 469
PG&E, 5.00%, 7/1/28  (3) 40,000 36
Photo Holdings Merger Sub, 8.50%, 10/1/26  (2)(3) 330,000 220
Picard Midco, 6.50%, 3/31/29  (2)(3) 345,000 301
PNC Financial Services Group, VR, 4.626%, 6/6/33  (5) 850,000 749
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26  (2) 810,000 769
Royal Caribbean Cruises, 8.25%, 1/15/29  (2) 625,000 625

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Sabre GLBL, 7.375%, 9/1/25  (2) 315,000 295
Sabre GLBL, 9.25%, 4/15/25  (2) 45,000 44
Seagate HDD Cayman, 4.875%, 3/1/24  1,000,000 980
Select Medical, 6.25%, 8/15/26  (2) 180,000 171
Service Properties Trust, 4.50%, 6/15/23  700,000 689
Service Properties Trust, 4.65%, 3/15/24  700,000 660
Service Properties Trust, 7.50%, 9/15/25  600,000 585
Southern, VR, 1.875%, 9/15/81 (EUR)  (5) 230,000 163
Sprint, 7.875%, 9/15/23  2,000,000 2,027
Teekay Offshore Partners, 8.50%, 7/15/23  (1)(2)(7) 170,000 10
Tenneco, 5.125%, 4/15/29  (2) 405,000 403
Tenneco, 7.875%, 1/15/29  (2) 500,000 497
Toll Brothers Finance, 4.375%, 4/15/23  500,000 495
Townsquare Media, 6.875%, 2/1/26  (2) 775,000 729
Transocean Phoenix 2, 7.75%, 10/15/24  (2) 44,000 43
Transocean Pontus, 6.125%, 8/1/25  (2) 22,400 21
Transocean Proteus, 6.25%, 12/1/24  (2) 123,750 121
Tutor Perini, 6.875%, 5/1/25  (2)(3) 500,000 401
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  50,007 44
U.S. Foods, 6.25%, 4/15/25  (2) 1,200,000 1,195
United Airlines, 4.375%, 4/15/26  (2) 375,000 343
UnitedHealth Group, 4.75%, 5/15/52  115,000 100
Verizon Communications, 3.55%, 3/22/51  150,000 101
Verscend Escrow, 9.75%, 8/15/26  (2) 1,000,000 1,002
VICI Properties, 5.625%, 5/1/24  (2) 2,000,000 1,970
Vistra, VR, 7.00%  (2)(5)(9) 197,000 175
Vistra, VR, 8.00%  (2)(5)(9) 205,000 195
Vistra Operations, 5.125%, 5/13/25  (2) 525,000 507
33,741
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 208
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 166
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 3
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25  (2) 225,000 209
Puerto Rico Commonwealth, GO, VR, 11/1/43  (1)(11) 1,071,652 489
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  15,243 14
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 30
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 39
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 33

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 28
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  25,458 26
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 50
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 48
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (1)(12) 45,000 34
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (1)(12) 370,000 278
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  285,000 243
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 98
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 36
2,206
Non-U.S. Government Mortgage-Backed Securities 2.0%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 6.162%,
9/15/38  (2) 515,000 476
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 7.162%,
9/15/38  (2) 100,000 91
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
USD LIBOR + 2.85%, 6.262%, 11/15/34  (2) 130,000 114
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 5.952%, 10/15/34  (2) 85,000 80
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C,
ARM, 1M TSFR + 2.34%, 5.716%, 2/15/39  (2) 315,000 295
BPR Trust, Series 2021-NRD, Class E, ARM, 1M TSFR + 5.621%,
9.037%, 12/15/23  (2) 175,000 162
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 5.562%, 4/15/34  (2) 160,000 148
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 7.342%, 6/15/36  (2) 160,000 145
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29  (2) 830,000 735
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (2) 125,000 110

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (2) 80,000 70
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.197%, 8/10/47  (2) 175,000 148
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 3.997%, 12/25/41  (2) 154,639 150
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 5.097%, 3/25/42  (2) 316,885 313
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 6.097%, 3/25/42  (2) 60,000 56
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 5.747%, 5/25/42  (2) 66,967 67
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 10.162%, 12/15/35  (2) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32  (2) 460,000 423
GCAT Trust, Series 2022-NQM3, Class A1, CMO, ARM, 4.348%,
4/25/67  (2) 120,620 110
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 6.543%, 12/15/36  (2) 180,000 169
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 5.962%, 6/15/31  (2) 984,777 940
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 4.297%, 2/25/42  (2) 121,510 119
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 6.747%, 2/25/42  (2) 665,000 608
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 5.897%, 4/25/42  (2) 195,000 181
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 5.097%, 3/25/42  (2) 565,826 563
Structured Agency Credit Risk Debt Notes, Series 2022-HQA3,
Class M2, CMO, ARM, SOFR30A + 5.35%, 8.347%, 8/25/42  (2) 195,000 182
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57  (2) 180,835 156
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67  (2) 202,622 165
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67  (2) 318,047 293
7,168
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 3.4%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  1,629,550 1,626
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  1,371,214 1,362
U.S. Treasury Notes, 0.125%, 6/30/23  4,600,000 4,465
U.S. Treasury Notes, 1.625%, 11/15/22  360,000 359

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 2.00%, 2/15/23  4,000,000 3,974
11,786
Total United States (Cost
$143,271
)
137,380
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 218
Total Uzbekistan (Cost
$260
)
218
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  380,000 265
Total Vietnam (Cost
$349
)
265
SHORT-TERM INVESTMENTS 27.8%
Money Market Funds 27.8%
T. Rowe Price Government Reserve Fund, 3.21%  (13)(14) 98,059,451 98,059
Total Short-Term Investments (Cost $98,059) 98,059
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.21%  (13)(14) 2,023,320 2,023
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,023
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 3.21%  (13)(14) 6,216,883 6,217
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 6,217
Total Securities Lending Collateral (Cost $8,240) 8,240

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
Invesco Senior Loan ETF, Put, 11/18/22 @ $19.00  (1) 5,217 10,810 26
Invesco Senior Loan ETF, Put, 1/20/23 @ $17.00  (1) 5,217 10,810 39
Tenneco, Put, 1/20/23 @ $12.00  (1) 200 394 1
U.S. Treasury 10-Year Notes Futures, Put, 11/25/22 @
$109.00  (1) 136 15,041 68
Total Exchange-Traded Options Purchased (Cost $253) 134
OTC Options Purchased 0 .1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 3.05%
(SOFR) Annually,
7/6/23 @ 2.66%*  (1) 1 1,625 240
Citibank
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S39, 5 Year
Index, 12/20/27),
Pay 1.00% Quarterly,
Receive upon credit
default, 11/16/22 @
0.93%*  (1) 1 5,300 8
Citibank
USD / EUR
Call, 11/4/22 @
EUR0.91  (1) 1 1,185 —
Citibank
USD / EUR Call,
11/10/22 @
EUR0.90  (1) 1 1,185 —
Citibank
USD / EUR Call,
11/14/22 @
EUR0.90  (1) 1 1,185 —
Goldman Sachs
10 Year Interest
Rate Swap, 6/19/33
Pay Fixed 0.62%
Annually, Receive
Variable (0.06)%
(JPY TONA)
Annually, 6/15/23 @
0.62%* (JPY)  (1) 1 10,100 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest
Rate Swap, 6/21/33
Pay Fixed 0.69%
Annually, Receive
Variable (0.06)%
(JPY TONA)
Annually, 6/19/23 @
0.69%* (JPY)  (1) 1 522,000 48
Goldman Sachs
10 Year Interest
Rate Swap, 9/29/33
Pay Fixed 0.65%
Annually, Receive
Variable (0.06)%
(JPY TONA)
Annually, 9/27/23 @
0.65%* (JPY)  (1) 1 529,000 69
Goldman Sachs
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.HY-S39, 5 Year
Index, 12/20/27),
Pay 5.00% Quarterly,
Receive upon credit
default, 11/16/22 @
0.97%*  (1) 1 2,500 9
Morgan Stanley
S&P 500 Index,
Put, 11/18/22 @
$3,350.00  (1) 17 6,582 5
Morgan Stanley
S&P 500 Index,
Put, 12/16/22 @
$3,300.00  (1) 21 8,131 27
Total OTC Options Purchased (Cost $500) 407
Total Options Purchased (Cost $753) 541
Total Investments in Securities
95.5% of Net Assets
(Cost $355,831) $ 336,442
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$45,073 and represents 12.8% of net assets.
(3) See Note 4. All or a portion of this security is on loan at October 31, 2022.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$638 and represents 0.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) All or a portion of this loan is unsettled as of October 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NDBB One month NZD bank bill
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M MYR KLIBOR Three month MYR KLIBOR (Kuala Lumpur interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
Exchange-Traded Options Written (0.3)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
12/16/22 @ $73.00 1,415 10,390 (203)
S&P 500 Index, Call, 12/16/22 @ $3,875.00 68 26,329 (950)
Total Exchange-Traded Options Written (Premiums $(1,190)) $ (1,153)
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39,
5 Year Index, 12/20/27),
Pay 5.00% Quarterly,
Receive upon credit default,
11/16/22 @ 0.95%* 1 2,500 (3)
Citibank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.IG-S39,
5 Year Index, 12/20/27),
Pay 1.00% Quarterly,
Receive upon credit default,
11/16/22 @ 1.00%* 1 5,300 (3)
Total OTC Options Written (Premiums $(5)) $ (6)
Total Options Written (Premiums $(1,195)) $ (1,159)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.0)%
United States (0.0)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 250 (21) (25) 4
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,675 (144) (192) 48
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 640 (18) 19 (37)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 4,670 (400) (142) (258)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 520 (45) (47) 2
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 1,000 184 47 137
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 300 (26) (31) 5
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 21 1 2 (1)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 520 (45) (42) (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 2,500 460 86 374
Total United States (325) 271
Total Bilateral Credit Default Swaps, Protection
Bought (325) 271
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 345 32 53 (21)
Total Luxembourg 53 (21)
Portugal 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: EDP Finance, Baa3*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/22 470 1 — 1
Total Portugal — 1
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 55 (1) (2) 1
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 150 — — —
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 80 4 3 1
Barclays Bank, Protection Sold (Relevant
Credit: Ford Motor, Ba2*), Receive 5.00%
Quarterly, Pay upon credit default, 3/20/23 140 3 2 1
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 190 (1) (4) 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 46 (1) (1) —
Credit Suisse, Protection Sold (Relevant
Credit: Calpine, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 220 6 4 2
Credit Suisse, Protection Sold (Relevant
Credit: Ford Motor Credit, Ba2*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/23 * 145 4 2 2
Goldman Sachs, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 * 155 — — —
Total United States 4 10
Total Bilateral Credit Default Swaps, Protection Sold 57 (10)
Total Return Swaps 0.3%
Australia (0.1)%
Citibank, Pay Underlying Reference: CSL
Monthly, Receive Variable 2.272% (1M
ADBB + (0.40)%) Monthly, 1/17/24 410 1 — 1
Citibank, Pay Underlying Reference:
Macquarie Group Monthly, Receive
Variable 2.272% (1M ADBB + (0.40)%)
Monthly, 1/17/24 2,083 (90) — (90)
Citibank, Receive Underlying Reference:
HUB24 Monthly, Pay Variable 3.072% (1M
ADBB + 0.40%) Monthly, 1/17/24 370 42 — 42
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 2.345% (1M ADBB +
(0.40)%) Monthly, 1/17/24 885 (31) — (31)
Morgan Stanley, Receive Underlying
Reference: IGO Monthly, Pay Variable
3.295% (1M ADBB + 0.55%) Monthly,
1/17/24 682 6 — 6
Morgan Stanley, Receive Underlying
Reference: SEEK Monthly, Pay Variable
3.295% (1M ADBB + 0.55%) Monthly,
1/17/24 467 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Suncorp Group Monthly, Pay
Variable 3.295% (1M ADBB + 0.55%)
Monthly, 1/17/24 945 56 — 56
Morgan Stanley, Receive Underlying
Reference: Westpac Banking Monthly,
Pay Variable 3.295% (1M ADBB + 0.55%)
Monthly, 1/17/24 681 12 — 12
Morgan Stanley, Receive Underlying
Reference: Westpac Banking Monthly,
Pay Variable 3.355% (1M ADBB + 0.55%)
Monthly, 1/17/24 696 3 — 3
UBS Investment Bank, Pay Underlying
Reference: IDP Education Monthly,
Receive Variable 2.222% (1M ADBB +
(0.45)%) Monthly, 1/17/24 473 (17) — (17)
UBS Investment Bank, Pay Underlying
Reference: Insurance Australia Group
Monthly, Receive Variable 2.222% (1M
ADBB + (0.45)%) Monthly, 1/17/24 701 (16) — (16)
Total Australia — (12)
Austria 0.0%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
0.360% (EUR ESTR + (0.30)%) Monthly,
1/17/24 210 (14) — (14)
Citibank, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable
0.995% (1M EURIBOR + 0.40%) Monthly,
1/17/24 277 29 — 29
Total Austria — 15
Bermuda 0.0%
Morgan Stanley, Pay Underlying
Reference: Signet Jewelers Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 123 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 3.311% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 572 50 — 50
Total Bermuda — 39

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Brazil 0.0%
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 3.361% (SOFR + 0.45%) Monthly,
1/18/24 191 9 — 9
Total Brazil — 9
Canada 0.0%
Bank of America, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 3.843% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 230 — — —
Bank of America, Pay Underlying
Reference: Lundin Mining Monthly,
Receive Variable 3.843% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 1,465 (44) — (44)
Bank of America, Receive Underlying
Reference: K92 Mining Monthly, Pay
Variable 4.443% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 115 (10) — (10)
Bank of America, Receive Underlying
Reference: Nutrien Monthly, Pay Variable
4.443% (1M CAD CDOR + 0.30%) Monthly,
1/17/24 467 20 — 20
Bank of America, Receive Underlying
Reference: Orla Mining Monthly, Pay
Variable 4.443% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 377 (23) — (23)
Citibank, Receive Underlying Reference:
Waste Connections Monthly, Pay Variable
3.378% (1M CAD CDOR + 0.42%) Monthly,
1/18/24 438 7 — 7
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 3.843% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 272 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 3.843% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 1,469 (21) — (21)
Goldman Sachs, Receive Underlying
Reference: Magna International Monthly,
Pay Variable 4.443% (1M CAD CDOR +
0.30%) Monthly, 1/17/24 2,046 126 — 126

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Parkland Monthly, Pay Variable
4.443% (1M CAD CDOR + 0.30%) Monthly,
1/17/24 374 (17) — (17)
Goldman Sachs, Receive Underlying
Reference: Wesdome Gold Mines Monthly,
Pay Variable 4.443% (1M CAD CDOR +
0.30%) Monthly, 1/17/24 362 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: BRP Monthly, Pay Variable
4.543% (1M CAD CDOR + 0.40%) Monthly,
1/17/24 574 14 — 14
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 3.743% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 295 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 3.743% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 121 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Canadian Natural Resources
Monthly, Receive Variable 3.743% (1M
CAD CDOR + (0.40)%) Monthly, 1/17/24 1,211 (98) — (98)
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 3.743% (1M CAD CDOR +
(0.40)%) Monthly, 1/17/24 1,011 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 3.743% (1M
CAD CDOR + (0.40)%) Monthly, 1/17/24 418 — — —
Morgan Stanley, Pay Underlying
Reference: Lightspeed Commerce
Monthly, Receive Variable 3.743% (1M
CAD CDOR + (0.40)%) Monthly, 1/17/24 360 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Restaurant Brands
International Monthly, Receive Variable
3.743% (1M CAD CDOR + (0.40)%)
Monthly, 1/17/24 369 (21) — (21)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Thomson Reuters Monthly,
Receive Variable 3.743% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 1,186 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
4.693% (1M CAD CDOR + 0.55%) Monthly,
1/17/24 643 10 — 10
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Railway
Monthly, Pay Variable 4.693% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 415 20 — 20
Morgan Stanley, Receive Underlying
Reference: Constellation Software
Monthly, Pay Variable 4.693% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 699 32 — 32
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 3.311% (1M CAD CDOR + 0.40%)
Monthly, 1/18/24 191 7 — 7
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 141 5 — 5
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 4.693% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 2,034 88 — 88
Morgan Stanley, Receive Underlying
Reference: Royal Bank of Canada Monthly,
Pay Variable 4.693% (1M CAD CDOR +
0.55%) Monthly, 1/17/24 725 15 — 15
Total Canada — 24
Cayman Islands (0.0)%
Goldman Sachs, Receive Underlying
Reference: H World Group Monthly, Pay
Variable 3.321% (SOFR + 0.41%) Monthly,
1/18/24 119 (18) — (18)
Goldman Sachs, Receive Underlying
Reference: KE Holdings Monthly, Pay
Variable 3.321% (SOFR + 0.41%) Monthly,
1/18/24 155 (31) — (31)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: H World Group Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 100 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 146 20 — 20
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition
Monthly, Pay Variable 3.311% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 — — — —
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition,
Class A Monthly, Pay Variable 3.311% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 148 — — —
Total Cayman Islands — (45)
Cyprus 0.0%
UBS Investment Bank, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 3.308% (SOFR + 0.35%)
Monthly, 1/18/24 — — — —
Total Cyprus — —
Denmark (0.0)%
JPMorgan Chase, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 1.760% (1M DKK CIBOR +
0.40%) Monthly, 1/17/24 7,204 (55) — (55)
UBS Investment Bank, Pay Underlying
Reference: DSV Monthly, Receive Variable
0.787% (1M DKK CIBOR + (0.40)%)
Monthly, 1/17/24 1,776 (33) — (33)
Total Denmark — (88)
Finland 0.0%
Citibank, Pay Underlying Reference:
Kesko, Class B Monthly, Receive Variable
0.360% (EUR ESTR + (0.30)%) Monthly,
1/17/24 229 (17) — (17)
Citibank, Pay Underlying Reference: Stora
Enso, Class R Monthly, Receive Variable
0.360% (EUR ESTR + (0.30)%) Monthly,
1/17/24 286 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Valmet Monthly, Pay Variable 0.995% (EUR
ESTR + 0.40%) Monthly, 1/17/24 485 31 — 31
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
0.961% (EUR ESTR + 0.40%) Monthly,
1/17/24 583 9 — 9
Morgan Stanley, Pay Underlying
Reference: UPM-Kymmene Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 924 59 — 59
Total Finland — 89
France 0.1%
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable 0.310% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,018 32 — 32
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
0.911% (1M EURIBOR + 0.35%) Monthly,
1/17/24 311 24 — 24
Bank of America, Receive Underlying
Reference: Thales Monthly, Pay Variable
0.911% (1M EURIBOR + 0.35%) Monthly,
1/17/24 348 44 — 44
Citibank, Pay Underlying Reference:
Ubisoft Entertainment Monthly, Receive
Variable 0.360% (EUR ESTR + (0.30)%)
Monthly, 1/17/24 455 (4) — (4)
Citibank, Receive Underlying Reference:
AXA Monthly, Pay Variable 0.995% (EUR
ESTR + 0.40%) Monthly, 1/17/24 1,175 100 — 100
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
0.961% (EUR ESTR + 0.40%) Monthly,
1/17/24 539 21 — 21
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
0.995% (EUR ESTR + 0.40%) Monthly,
1/17/24 954 87 — 87

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 0.310% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 797 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Dassault Systemes Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 230 4 — 4
Morgan Stanley, Pay Underlying
Reference: Remy Cointreau Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 358 19 — 19
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 0.310% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 250 (21) — (21)
Total France — 270
Germany 0.0%
Bank of America, Pay Underlying
Reference: Infineon Technologies Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 712 (6) — (6)
Citibank, Pay Underlying Reference:
Merck Monthly, Receive Variable 0.360%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 2,576 106 — 106
Citibank, Pay Underlying Reference: Puma
Monthly, Receive Variable 0.360% (EUR
ESTR + (0.30)%) Monthly, 1/17/24 538 30 — 30
Citibank, Pay Underlying Reference:
Rheinmetall Monthly, Receive Variable
0.360% (EUR ESTR + (0.30)%) Monthly,
1/17/24 391 (44) — (44)
Citibank, Pay Underlying Reference:
Vonovia Monthly, Receive Variable 0.360%
(EUR ESTR + (0.30)%) Monthly, 1/17/24 1,958 (198) — (198)
Citibank, Receive Underlying Reference:
Brenntag Monthly, Pay Variable 0.995%
(EUR ESTR + 0.40%) Monthly, 1/17/24 253 17 — 17
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable 0.995%
(1M EURIBOR + 0.40%) Monthly, 1/17/24 62 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable 0.995%
(EUR ESTR + 0.40%) Monthly, 1/17/24 211 20 — 20
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
0.961% (EUR ESTR + 0.40%) Monthly,
1/17/24 611 (98) — (98)
Goldman Sachs, Receive Underlying
Reference: Bayer Monthly, Pay Variable
0.961% (EUR ESTR + 0.40%) Monthly,
1/17/24 279 17 — 17
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 0.961% (EUR ESTR + 0.40%)
Monthly, 1/17/24 1,298 75 — 75
Goldman Sachs, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG in
Muenchen Monthly, Pay Variable 0.961%
(EUR ESTR + 0.40%) Monthly, 1/17/24 776 65 — 65
JPMorgan Chase, Receive Underlying
Reference: Covestro Monthly, Pay Variable
0.911% (EUR ESTR + 0.35%) Monthly,
1/17/24 332 5 — 5
JPMorgan Chase, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 0.911% (EUR ESTR + 0.35%)
Monthly, 1/17/24 549 10 — 10
Morgan Stanley, Pay Underlying
Reference: HUGO BOSS Monthly, Receive
Variable 0.310% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 280 4 — 4
Morgan Stanley, Pay Underlying
Reference: Mercedes-Benz Group
Monthly, Receive Variable 0.310% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 265 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Daimler Truck Holding Monthly,
Pay Variable 0.911% (EUR ESTR + 0.35%)
Monthly, 1/17/24 467 18 — 18
Total Germany — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Hong Kong (0.0)%
Morgan Stanley, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 3.282% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 4,397 (69) — (69)
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 3.282% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 1,775 (34) — (34)
Total Hong Kong — (103)
Ireland 0.1%
Bank of America, Receive Underlying
Reference: Trane Technologies Monthly,
Pay Variable 3.211% (SOFR + 0.30%)
Monthly, 1/18/24 329 27 — 27
Citibank, Pay Underlying Reference:
Anheuser-Busch InBev, Class A Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 340 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: CRH Monthly, Pay Variable
2.859% (GBP SONIA + 0.75%) Monthly,
1/17/24 (GBP) 357 35 — 35
JPMorgan Chase, Receive Underlying
Reference: Ryanair Holdings Monthly, Pay
Variable 3.261% (SOFR + 0.35%) Monthly,
1/18/24 283 34 — 34
Morgan Stanley, Pay Underlying
Reference: Kingspan Group Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 275 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 570 49 — 49
Morgan Stanley, Receive Underlying
Reference: James Hardie Industries
Monthly, Pay Variable 3.295% (1M ADBB +
0.55%) Monthly, 1/17/24 (AUD) 709 37 — 37

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 847 48 — 48
Total Ireland — 219
Italy 0.0%
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 0.390% (1M EURIBOR + (0.27)%)
Monthly, 1/17/24 640 (38) — (38)
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
0.961% (EUR ESTR + 0.40%) Monthly,
1/17/24 687 49 — 49
JPMorgan Chase, Receive Underlying
Reference: FinecoBank Banca Fineco
Monthly, Pay Variable 0.911% (EUR ESTR
+ 0.35%) Monthly, 1/17/24 294 20 — 20
JPMorgan Chase, Receive Underlying
Reference: UniCredit Monthly, Pay Variable
0.894% (EUR ESTR + 0.35%) Monthly,
1/17/24 619 64 — 64
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 0.310% (1M EURIBOR +
(0.35)%) Monthly, 1/17/24 201 (21) — (21)
Total Italy — 74
Japan (0.0)%
Citibank, Pay Underlying Reference:
Dai-ichi Life Holdings Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 42,488 (12) — (12)
Citibank, Pay Underlying Reference:
Japan Tobacco Monthly, Receive Variable
(0.480)% (JPY TONA + (0.42)%) Monthly,
1/17/24 133,089 (25) — (25)
Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.480)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 38,760 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Mitsubishi Monthly, Receive Variable
(0.480)% (JPY TONA + (0.42)%) Monthly,
1/17/24 205,126 3 — 3
Citibank, Pay Underlying Reference: Tokio
Marine Holdings Monthly, Receive Variable
(0.480)% (JPY TONA + (0.42)%) Monthly,
1/17/24 82,537 (32) — (32)
Citibank, Pay Underlying Reference: ZOZO
Monthly, Receive Variable (0.480)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 38,000 (13) — (13)
Citibank, Receive Underlying Reference:
Fast Retailing Monthly, Pay Variable
0.329% (JPY TONA + 0.38%) Monthly,
1/17/24 53,760 31 — 31
Citibank, Receive Underlying Reference:
Istyle Monthly, Pay Variable 0.329% (JPY
TONA + 0.38%) Monthly, 1/17/24 34,242 9 — 9
Citibank, Receive Underlying Reference:
Sumitomo Monthly, Pay Variable 0.329%
(JPY TONA + 0.38%) Monthly, 1/17/24 3,793 6 — 6
Citibank, Receive Underlying Reference:
Sumitomo Monthly, Pay Variable 0.329%
(JPY TONA + 0.38%) Monthly, 1/17/24 80,791 — — —
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 267,957 (149) — (149)
Morgan Stanley, Pay Underlying
Reference: CyberAgent Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 102,299 10 — 10
Morgan Stanley, Pay Underlying
Reference: CyberAgent Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 79,925 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: GMO Payment Gateway
Monthly, Receive Variable (0.480)% (1M
JPY LIBOR + (0.42)%) Monthly, 1/17/24 26,676 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: GMO Payment Gateway
Monthly, Receive Variable (0.480)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 23,598 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (6.435)% (JPY TONA + (6.375)%)
Monthly, 1/17/24 110,696 (41) — (41)
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.685)% (1M JPY LIBOR +
(0.625)%) Monthly, 1/17/24 34,677 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 141,323 (35) — (35)
Morgan Stanley, Pay Underlying
Reference: Shimano Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 45,400 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Shiseido Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 131,886 3 — 3
Morgan Stanley, Pay Underlying
Reference: Sumitomo Chemical Monthly,
Receive Variable (0.480)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 33,128 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.480)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 45,432 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Tosoh Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 46,012 3 — 3
Morgan Stanley, Pay Underlying
Reference: Toyota Motor Monthly, Receive
Variable (0.480)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 408,600 (151) — (151)
Morgan Stanley, Receive Underlying
Reference: Astellas Pharma Monthly, Pay
Variable 0.477% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 52,180 17 — 17
Morgan Stanley, Receive Underlying
Reference: Demae-Can Monthly, Pay
Variable 0.477% (JPY TONA + 0.53%)
Monthly, 1/17/24 80,999 (71) — (71)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
0.477% (JPY TONA + 0.53%) Monthly,
1/17/24 168,840 71 — 71
Morgan Stanley, Receive Underlying
Reference: Isetan Mitsukoshi Holdings
Monthly, Pay Variable 0.477% (JPY TONA
+ 0.53%) Monthly, 1/17/24 94,915 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.477% (JPY TONA
+ 0.53%) Monthly, 1/17/24 45,649 1 — 1
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.477% (JPY TONA
+ 0.53%) Monthly, 1/17/24 57,170 11 — 11
Morgan Stanley, Receive Underlying
Reference: Nomura Research Institute
Monthly, Pay Variable 0.476% (JPY TONA
+ 0.53%) Monthly, 1/17/24 135,962 (61) — (61)
Morgan Stanley, Receive Underlying
Reference: NSK Monthly, Pay Variable
0.477% (1M JPY LIBOR + 0.53%) Monthly,
1/17/24 39,273 21 — 21
Morgan Stanley, Receive Underlying
Reference: NTT Data Monthly, Pay
Variable 0.476% (JPY TONA + 0.53%)
Monthly, 1/17/24 45,426 15 — 15
Morgan Stanley, Receive Underlying
Reference: Pan Pacific International
Holdings Monthly, Pay Variable 0.477%
(JPY TONA + 0.53%) Monthly, 1/17/24 58,605 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Round One Monthly, Pay
Variable 0.477% (JPY TONA + 0.53%)
Monthly, 1/17/24 62,037 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Sony Group Monthly, Pay
Variable 0.477% (JPY TONA + 0.53%)
Monthly, 1/17/24 33,761 9 — 9
Morgan Stanley, Receive Underlying
Reference: Stanley Electric Monthly, Pay
Variable 0.477% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 80,908 32 — 32

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 0.477% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 35,826 8 — 8
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 0.477% (JPY TONA
+ 0.53%) Monthly, 1/17/24 22,794 2 — 2
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.477% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 46,736 (6) — (6)
UBS Investment Bank, Pay Underlying
Reference: Chugai Pharmaceutical
Monthly, Receive Variable (0.460)% (JPY
TONA + (0.40)%) Monthly, 1/17/24 41,799 19 — 19
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable (0.460)% (JPY TONA + (0.40)%)
Monthly, 1/17/24 62,527 6 — 6
UBS Investment Bank, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.460)% (JPY TONA +
(0.40)%) Monthly, 1/17/24 25,883 (17) — (17)
UBS Investment Bank, Pay Underlying
Reference: SMC Monthly, Receive Variable
(0.460)% (JPY TONA + (0.40)%) Monthly,
1/17/24 77,194 (11) — (11)
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 27,759 27 — 27
UBS Investment Bank, Receive Underlying
Reference: Daikin Industries Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 36,152 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.299% (JPY TONA
+ 0.35%) Monthly, 1/17/24 177,873 84 — 84
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 179,352 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: M3 Monthly, Pay Variable
0.299% (JPY TONA + 0.35%) Monthly,
1/17/24 33,072 20 — 20
UBS Investment Bank, Receive Underlying
Reference: Nintendo Monthly, Pay Variable
0.299% (JPY TONA + 0.35%) Monthly,
1/17/24 36,006 5 — 5
UBS Investment Bank, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 76,732 23 — 23
UBS Investment Bank, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 44,384 12 — 12
UBS Investment Bank, Receive Underlying
Reference: Suzuki Motor Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 259,236 193 — 193
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 73,103 6 — 6
UBS Investment Bank, Receive Underlying
Reference: Z Holdings Monthly, Pay
Variable 0.299% (JPY TONA + 0.35%)
Monthly, 1/17/24 90,208 (2) — (2)
Total Japan — (89)
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: Experian Monthly, Pay Variable
2.489% (GBP SONIA + 0.38%) Monthly,
1/17/24 734 31 — 31
Total Jersey — 31
Luxembourg 0.0%
Morgan Stanley, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
0.911% (EUR ESTR + 0.35%) Monthly,
1/17/24 1,637 123 — 123
Total Luxembourg — 123

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Mexico 0.0%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 9.067% (MXIBTIIE + (0.50)%)
Monthly, 1/17/24 4,207 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 10.117% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 5,369 20 — 20
Total Mexico — 18
Netherlands 0.1%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
0.911% (EUR ESTR + 0.35%) Monthly,
1/17/24 296 31 — 31
Citibank, Receive Underlying Reference:
ING Groep Monthly, Pay Variable 0.995%
(EUR ESTR + 0.40%) Monthly, 1/17/24 1,070 134 — 134
Goldman Sachs, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 0.961% (EUR ESTR + 0.40%)
Monthly, 1/17/24 636 121 — 121
Goldman Sachs, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 1.060% (EUR ESTR + 0.40%)
Monthly, 1/17/24 146 3 — 3
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 0.306% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 2,396 72 — 72
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 390 12 — 12
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 679 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 177 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable 0.260% (EUR
ESTR + (0.40)%) Monthly, 1/17/24 525 (24) — (24)
Total Netherlands — 334
New Zealand (0.0)%
UBS Investment Bank, Pay Underlying
Reference: Fisher & Paykel Healthcare
Monthly, Receive Variable 3.090% (1M
NDBB + (0.45)%) Monthly, 1/17/24 625 (17) — (17)
Total New Zealand — (17)
Norway (0.0)%
Citibank, Pay Underlying Reference: Aker
BP Monthly, Receive Variable 2.314% (1M
NOK NIBOR + (0.436)%) Monthly, 1/17/24 4,836 (39) — (39)
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 3.300% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 2,570 8 — 8
UBS Investment Bank, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 3.100% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 5,083 — — —
Total Norway — (31)
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Galp Energia Monthly, Pay
Variable 0.961% (EUR ESTR + 0.40%)
Monthly, 1/17/24 484 8 — 8
Total Portugal — 8
Puerto Rico (0.0)%
Morgan Stanley, Receive Underlying
Reference: Popular Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 224 (12) — (12)
Total Puerto Rico — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Morgan Stanley, Receive Underlying
Reference: Gold Fields Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 152 1 — 1
Total South Africa — 1
Spain (0.0)%
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 0.961% (EUR ESTR + 0.40%)
Monthly, 1/17/24 221 10 — 10
Morgan Stanley, Pay Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Receive Variable
0.310% (1M EURIBOR + (0.35)%) Monthly,
1/17/24 294 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Receive Variable
0.310% (EUR ESTR + (0.35)%) Monthly,
1/17/24 353 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: EDP Renovaveis Monthly,
Receive Variable 0.310% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 266 (16) — (16)
Total Spain — (52)
Sweden (0.0)%
Citibank, Pay Underlying Reference: Tele2,
Class B Monthly, Receive Variable 1.301%
(1M SEK STIBOR + (0.35)%) Monthly,
1/17/24 9,001 (1) — (1)
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
2.001% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 3,404 26 — 26
Goldman Sachs, Receive Underlying
Reference: Atlas Copco, Class B Monthly,
Pay Variable 2.017% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 7,259 62 — 62

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 2.017% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/24 12,871 (129) — (129)
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
2.067% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 3,092 (33) — (33)
JPMorgan Chase, Receive Underlying
Reference: Swedbank, Class A Monthly,
Pay Variable 2.067% (1M SEK STIBOR +
0.40%) Monthly, 1/17/24 8,542 75 — 75
JPMorgan Chase, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, Class B Monthly, Pay Variable
2.067% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 4,285 (56) — (56)
Morgan Stanley, Pay Underlying
Reference: EQT Monthly, Receive Variable
1.317% (1M SEK STIBOR + (0.35)%)
Monthly, 1/17/24 3,368 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Industrivarden, Class C
Monthly, Receive Variable 1.317% (1M
SEK STIBOR + (0.35)%) Monthly, 1/17/24 11,212 (73) — (73)
Morgan Stanley, Pay Underlying
Reference: Investor, Class A Monthly,
Receive Variable 1.317% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 4,432 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: Alfa Laval Monthly, Pay
Variable 2.017% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 3,640 (11) — (11)
UBS Investment Bank, Pay Underlying
Reference: SKF, Class B Monthly, Receive
Variable 1.251% (1M SEK STIBOR +
(0.40)%) Monthly, 1/17/24 3,150 (8) — (8)
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 2.001% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 8,363 22 — 22
Total Sweden — (160)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Switzerland 0.0%
Bank of America, Pay Underlying
Reference: Givaudan Monthly, Receive
Variable 0.120% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 246 (8) — (8)
Bank of America, Receive Underlying
Reference: ABB Monthly, Pay Variable
0.745% (1M CHF LIBOR + 0.35%) Monthly,
1/17/24 225 15 — 15
Bank of America, Receive Underlying
Reference: Julius Baer Group Monthly, Pay
Variable 0.745% (1M CHF LIBOR + 0.35%)
Monthly, 1/17/24 1,082 90 — 90
Bank of America, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable 0.745% (1M CHF LIBOR +
0.35%) Monthly, 1/17/24 242 (2) — (2)
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable 0.050%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 579 (1) — (1)
Citibank, Pay Underlying Reference:
Nestle Monthly, Receive Variable 0.050%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 1,034 (33) — (33)
Citibank, Pay Underlying Reference:
Novartis Monthly, Receive Variable 0.050%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 1,531 (105) — (105)
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable 0.120% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 206 (13) — (13)
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable 0.050% (1M CHF LIBOR +
(0.42)%) Monthly, 1/17/24 121 (3) — (3)
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable 0.120% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 161 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference: UBS
Group Monthly, Receive Variable 0.050%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 243 (28) — (28)
Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay
Variable 0.691% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 925 117 — 117
Citibank, Receive Underlying Reference:
Zurich Insurance Group Monthly, Pay
Variable 0.622% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 2,527 60 — 60
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
0.685% (1M CHF LIBOR + 0.29%) Monthly,
1/17/24 1,378 32 — 32
Morgan Stanley, Pay Underlying
Reference: CRISPR Therapeutics Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 97 7 — 7
Morgan Stanley, Pay Underlying
Reference: Sonova Holding Monthly,
Receive Variable 0.060% (1M CHF LIBOR
+ (0.41)%) Monthly, 1/17/24 197 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: TE Connectivity Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,053 (96) — (96)
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 0.070% (1M CHF LIBOR
+ (0.40)%) Monthly, 1/17/24 177 (7) — (7)
Total Switzerland — 17
United Kingdom 0.0%
Bank of America, Receive Underlying
Reference: Smiths Group Monthly, Pay
Variable 2.459% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 243 9 — 9
Citibank, Pay Underlying Reference:
Barclays Monthly, Receive Variable
1.864% (GBP SONIA + (0.326)%) Monthly,
1/17/24 463 (29) — (29)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference: BP
Monthly, Receive Variable 1.880% (GBP
SONIA + (0.31)%) Monthly, 1/17/24 324 (31) — (31)
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 1.880% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 861 (96) — (96)
Citibank, Receive Underlying Reference:
Endava Monthly, Pay Variable 3.378%
(SOFR + 0.42%) Monthly, 1/18/24 346 67 — 67
Citibank, Receive Underlying Reference:
London Stock Exchange Group Monthly,
Pay Variable 2.526% (GBP SONIA +
0.39%) Monthly, 1/17/24 238 5 — 5
Goldman Sachs, Pay Underlying
Reference: Hargreaves Lansdown Monthly,
Receive Variable 1.840% (1M GBP LIBOR
+ (0.35)%) Monthly, 1/17/24 263 13 — 13
Goldman Sachs, Receive Underlying
Reference: Anglo American Monthly, Pay
Variable 2.489% (GBP SONIA + 0.38%)
Monthly, 1/17/24 243 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 2.489% (GBP SONIA + 0.38%)
Monthly, 1/17/24 2,138 142 — 142
Goldman Sachs, Receive Underlying
Reference: Next Monthly, Pay Variable
2.489% (GBP SONIA + 0.38%) Monthly,
1/17/24 558 15 — 15
Morgan Stanley, Pay Underlying
Reference: Bunzl Monthly, Receive
Variable 1.880% (1M GBP LIBOR +
(0.31)%) Monthly, 1/17/24 415 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Burberry Group Monthly,
Receive Variable 1.880% (GBP SONIA +
(0.31)%) Monthly, 1/17/24 271 11 — 11
Morgan Stanley, Pay Underlying
Reference: JD Sports Fashion Monthly,
Receive Variable 1.880% (GBP SONIA +
(0.31)%) Monthly, 1/17/24 593 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Segro Monthly, Receive
Variable 1.880% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 281 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: InterContinental Hotels Group
Monthly, Pay Variable 2.499% (1M GBP
LIBOR + 0.39%) Monthly, 1/17/24 685 31 — 31
Morgan Stanley, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 2.499% (GBP SONIA + 0.39%)
Monthly, 1/17/24 898 (72) — (72)
UBS Investment Bank, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 2.486% (GBP SONIA + 0.35%)
Monthly, 1/17/24 418 (41) — (41)
Total United Kingdom — —
United States 0.1%
Bank of America, Pay Underlying
Reference: Aflac Monthly, Receive Variable
2.710% (SOFR + (0.30)%) Monthly,
1/18/24 149 (14) — (14)
Bank of America, Pay Underlying
Reference: Brighthouse Financial Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 215 (31) — (31)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 2,424 (77) — (77)
Bank of America, Pay Underlying
Reference: Globe Life Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 162 (7) — (7)
Bank of America, Pay Underlying
Reference: MetLife Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 98 (10) — (10)
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,219 (116) — (116)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Pilgrim's Pride Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 142 (6) — (6)
Bank of America, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 159 (18) — (18)
Bank of America, Pay Underlying
Reference: Pure Storage, Class A Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 500 (55) — (55)
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
2.710% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 229 (4) — (4)
Bank of America, Pay Underlying
Reference: Victoria's Secret Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 157 (7) — (7)
Bank of America, Receive Underlying
Reference: Booking Holdings Monthly, Pay
Variable 3.310% (SOFR + 0.30%) Monthly,
1/18/24 306 (1) — (1)
Bank of America, Receive Underlying
Reference: Centene Monthly, Pay Variable
3.211% (SOFR + 0.30%) Monthly, 1/18/24 257 34 — 34
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 3.211% (SOFR + 0.30%)
Monthly, 1/18/24 271 (8) — (8)
Bank of America, Receive Underlying
Reference: CoStar Group Monthly, Pay
Variable 3.211% (SOFR + 0.30%) Monthly,
1/18/24 297 43 — 43
Bank of America, Receive Underlying
Reference: Cummins Monthly, Pay
Variable 3.211% (SOFR + 0.30%) Monthly,
1/18/24 84 9 — 9
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 3.211% (SOFR + 0.30%) Monthly,
1/18/24 288 42 — 42

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Exelon Monthly, Pay Variable
3.211% (SOFR + 0.30%) Monthly, 1/18/24 857 33 — 33
Bank of America, Receive Underlying
Reference: Humana Monthly, Pay Variable
3.211% (SOFR + 0.30%) Monthly, 1/18/24 316 37 — 37
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 3.211% (SOFR +
0.30%) Monthly, 1/18/24 299 12 — 12
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 3.211% (SOFR + 0.30%) Monthly,
1/18/24 238 15 — 15
Bank of America, Receive Underlying
Reference: Molina Healthcare Monthly,
Pay Variable 3.211% (SOFR + 0.30%)
Monthly, 1/18/24 294 5 — 5
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
3.211% (SOFR + 0.30%) Monthly, 1/18/24 261 (5) — (5)
Bank of America, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 3.211% (SOFR + 0.30%)
Monthly, 1/18/24 444 28 — 28
Bank of America, Receive Underlying
Reference: Zendesk Monthly, Pay Variable
3.211% (SOFR + 0.30%) Monthly, 1/18/24 1,171 1 — 1
Citibank, Pay Underlying Reference: CME
Group Monthly, Receive Variable 2.830%
(SOFR + (0.18)%) Monthly, 1/18/24 256 (5) — (5)
Citibank, Receive Underlying Reference:
Becton Dickinson & Company Monthly,
Pay Variable 3.378% (SOFR + 0.42%)
Monthly, 1/18/24 474 27 — 27
Citibank, Receive Underlying Reference:
PG&E Monthly, Pay Variable 3.378%
(SOFR + 0.42%) Monthly, 1/18/24 913 44 — 44
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 3.341% (SOFR + 0.42%) Monthly,
1/18/24 167 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 3.378% (SOFR + 0.42%) Monthly,
1/18/24 448 10 — 10
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 980 (32) — (32)
Goldman Sachs, Pay Underlying
Reference: Comcast, Class A Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 828 (24) — (24)
Goldman Sachs, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 110 (11) — (11)
Goldman Sachs, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 147 (15) — (15)
Goldman Sachs, Pay Underlying
Reference: Morgan Stanley Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 582 (43) — (43)
Goldman Sachs, Pay Underlying
Reference: PNC Financial Services Group
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,059 (50) — (50)
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 468 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 326 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
3.321% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 166 — — —
Goldman Sachs, Receive Underlying
Reference: Equifax Monthly, Pay Variable
3.321% (SOFR + 0.41%) Monthly, 1/18/24 284 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Healthpeak Properties
Monthly, Pay Variable 3.321% (SOFR +
0.41%) Monthly, 1/18/24 268 10 — 10
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 3.421% (1M USD LIBOR +
0.51%) Monthly, 1/18/24 184 2 — 2
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 3.321% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 718 (18) — (18)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 3.321% (SOFR + 0.41%) Monthly,
1/18/24 214 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 3.321% (1M USD LIBOR +
0.41%) Monthly, 1/18/24 344 16 — 16
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 3.321% (SOFR + 0.41%)
Monthly, 1/18/24 209 10 — 10
Goldman Sachs, Receive Underlying
Reference: NortonLifeLock Monthly, Pay
Variable 3.321% (SOFR + 0.41%) Monthly,
1/18/24 597 37 — 37
Goldman Sachs, Receive Underlying
Reference: Rockwell Automation Monthly,
Pay Variable 3.321% (SOFR + 0.41%)
Monthly, 1/18/24 347 37 — 37
Goldman Sachs, Receive Underlying
Reference: Sherwin-Williams Monthly, Pay
Variable 3.321% (SOFR + 0.41%) Monthly,
1/18/24 276 21 — 21
Goldman Sachs, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 3.321% (SOFR +
0.41%) Monthly, 1/18/24 278 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Visa Monthly, Pay Variable
3.321% (SOFR + 0.41%) Monthly, 1/18/24 319 37 — 37

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Yum China Holdings Monthly,
Pay Variable 3.321% (SOFR + 0.41%)
Monthly, 1/18/24 1,263 (154) — (154)
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 2.118% (SOFR
+ (0.80)%) at Maturity, 12/20/22 854 3 — 3
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 2.418% (SOFR + (0.50)%) at
Maturity, 12/20/22 515 46 — 46
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 2.760% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 356 (3) — (3)
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 2.298% (SOFR
+ (0.62)%) at Maturity, 12/20/22 1,608 (18) — (18)
JPMorgan Chase, Pay Underlying
Reference: Medline Borrower at Maturity,
Receive Variable 2.268% (SOFR + (0.65)%)
at Maturity, 12/20/22 596 53 — 53
JPMorgan Chase, Pay Underlying
Reference: Royal Caribbean Cruises at
Maturity, Receive Variable 2.218% (SOFR
+ (0.70)%) Quarterly, 12/20/22 1,458 (38) — (38)
JPMorgan Chase, Pay Underlying
Reference: Union Pacific Monthly, Receive
Variable 2.760% (SOFR + (0.25)%)
Monthly, 1/18/24 508 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 3.261% (SOFR +
0.35%) Monthly, 1/18/24 454 59 — 59
JPMorgan Chase, Receive Underlying
Reference: Honeywell International
Monthly, Pay Variable 3.261% (SOFR +
0.35%) Monthly, 1/18/24 1,099 166 — 166
JPMorgan Chase, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 3.261% (SOFR + 0.35%) Monthly,
1/18/24 304 33 — 33

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: 1Life Healthcare Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 761 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 586 24 — 24
Morgan Stanley, Pay Underlying
Reference: ABIOMED Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 244 6 — 6
Morgan Stanley, Pay Underlying
Reference: ABIOMED Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 240 5 — 5
Morgan Stanley, Pay Underlying
Reference: Academy Sports & Outdoors
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 200 3 — 3
Morgan Stanley, Pay Underlying
Reference: Albemarle Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 573 (73) — (73)
Morgan Stanley, Pay Underlying
Reference: AMN Healthcare Services
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 270 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 976 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Autodesk Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 226 (17) — (17)
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 532 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Beam Therapeutics Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 93 8 — 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 1,386 (127) — (127)
Morgan Stanley, Pay Underlying
Reference: Capital One Financial Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 918 (79) — (79)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 850 (172) — (172)
Morgan Stanley, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable 2.710%
(SOFR + (0.30)%) Monthly, 1/18/24 337 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Copart Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 583 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Covenant Logistics Group
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 116 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Darden Restaurants Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,818 (169) — (169)
Morgan Stanley, Pay Underlying
Reference: Deere Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 457 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 481 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Discover Financial Services
Monthly, Receive Variable 2.710% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 415 (52) — (52)
Morgan Stanley, Pay Underlying
Reference: DuPont de Nemours Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 330 (24) — (24)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: EPAM Systems Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,038 (50) — (50)
Morgan Stanley, Pay Underlying
Reference: Etsy Monthly, Receive Variable
2.710% (SOFR + (0.30)%) Monthly,
1/18/24 974 44 — 44
Morgan Stanley, Pay Underlying
Reference: Expedia Group Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 304 12 — 12
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 1,159 (116) — (116)
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 399 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: FactSet Research Systems
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,051 (46) — (46)
Morgan Stanley, Pay Underlying
Reference: Fate Therapeutics Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 56 — — —
Morgan Stanley, Pay Underlying
Reference: First Republic Bank Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 2,461 (141) — (141)
Morgan Stanley, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 373 (48) — (48)
Morgan Stanley, Pay Underlying
Reference: Fortive Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 2,369 (128) — (128)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Fortune Brands Home &
Security Monthly, Receive Variable 2.710%
(1M USD LIBOR + (0.30)%) Monthly,
1/18/24 180 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 2,119 (118) — (118)
Morgan Stanley, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 930 (156) — (156)
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 859 (45) — (45)
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 444 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 306 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 387 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 259 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: International Flavors &
Fragrances Monthly, Receive Variable
2.710% (SOFR + (0.30)%) Monthly,
1/18/24 347 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 3.020% (SOFR + 0.00%) at
Maturity, 12/20/22 250 (1) 1 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 3.030% (SOFR + 0.00%) at
Maturity, 12/20/22 5,580 4 20 (16)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,131 (85) — (85)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 2.710% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 1,125 (72) — (72)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 671 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Kimco Realty Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 314 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 306 (37) — (37)
Morgan Stanley, Pay Underlying
Reference: Loews Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 291 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: McCormick Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,102 (74) — (74)
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 631 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 522 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Monthly, Receive Variable 2.710% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 250 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Norfolk Southern Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 399 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: PayPal Holdings Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 1,144 16 — 16
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 613 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
2.710% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 245 11 — 11
Morgan Stanley, Pay Underlying
Reference: Progressive Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 503 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 278 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: PTC Monthly, Receive Variable
2.710% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 361 (31) — (31)
Morgan Stanley, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 550 (52) — (52)
Morgan Stanley, Pay Underlying
Reference: Ryder System Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 157 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 2.710% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 540 (24) — (24)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 393 (44) — (44)
Morgan Stanley, Pay Underlying
Reference: Target Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 978 (97) — (97)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 472 (42) — (42)
Morgan Stanley, Pay Underlying
Reference: Trade Desk, Class A Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 112 3 — 3
Morgan Stanley, Pay Underlying
Reference: Truist Financial Monthly,
Receive Variable 2.710% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 371 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Tyson Foods, Class A Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 523 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: VF Monthly, Receive Variable
2.710% (SOFR + (0.30)%) Monthly,
1/18/24 296 13 — 13
Morgan Stanley, Pay Underlying
Reference: Vir Biotechnology Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 82 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 298 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Werner Enterprises Monthly,
Receive Variable 2.710% (SOFR + (0.30)%)
Monthly, 1/18/24 389 — — —
Morgan Stanley, Pay Underlying
Reference: West Pharmaceutical Services
Monthly, Receive Variable 2.710% (SOFR
+ (0.30)%) Monthly, 1/18/24 301 30 — 30

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: 7GC Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 — — — —
Morgan Stanley, Receive Underlying
Reference: 7GC, Class A Monthly, Pay
Variable 3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 73 — — —
Morgan Stanley, Receive Underlying
Reference: Activision Blizzard Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 1,867 24 — 24
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies Monthly,
Pay Variable 3.213% (SOFR + 0.40%)
Monthly, 1/18/24 441 36 — 36
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 30 — — —
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 252 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 228 11 — 11
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 273 14 — 14
Morgan Stanley, Receive Underlying
Reference: AMETEK Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 584 63 — 63
Morgan Stanley, Receive Underlying
Reference: Apple Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 1,493 112 — 112
Morgan Stanley, Receive Underlying
Reference: Arista Networks Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 535 83 — 83
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 352 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 584 41 — 41
Morgan Stanley, Receive Underlying
Reference: Biogen Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 1,129 57 — 57
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 210 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Bright Horizons Family
Solutions Monthly, Pay Variable 3.311%
(SOFR + 0.40%) Monthly, 1/18/24 584 57 — 57
Morgan Stanley, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 3.213% (SOFR + 0.40%) Monthly,
1/18/24 308 18 — 18
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 489 111 — 111
Morgan Stanley, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 130 — — —
Morgan Stanley, Receive Underlying
Reference: Ceridian HCM Holding
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 369 66 — 66
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 284 21 — 21
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 239 43 — 43
Morgan Stanley, Receive Underlying
Reference: Confluent, Class A Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 109 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Constellation Brands, Class A
Monthly, Pay Variable 3.311% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 889 90 — 90
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 302 9 — 9
Morgan Stanley, Receive Underlying
Reference: Cummins Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 165 18 — 18
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 21 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 852 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 277 19 — 19
Morgan Stanley, Receive Underlying
Reference: Elanco Animal Health Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 256 17 — 17
Morgan Stanley, Receive Underlying
Reference: Estee Lauder, Class A Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 266 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Extra Space Storage Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 494 27 — 27
Morgan Stanley, Receive Underlying
Reference: EZCORP, Class A Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 333 61 — 61
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 348 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 521 14 — 14
Morgan Stanley, Receive Underlying
Reference: FirstCash Holdings Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 348 72 — 72
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 1,031 55 — 55
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 241 20 — 20
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 899 34 — 34
Morgan Stanley, Receive Underlying
Reference: Freshpet Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 240 15 — 15
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 902 119 — 119
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 234 31 — 31
Morgan Stanley, Receive Underlying
Reference: Global Payments Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 239 3 — 3
Morgan Stanley, Receive Underlying
Reference: Goldman Sachs Group
Monthly, Pay Variable 3.311% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 492 60 — 60
Morgan Stanley, Receive Underlying
Reference: Hess Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 971 124 — 124
Morgan Stanley, Receive Underlying
Reference: Hilton Worldwide Holdings
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 320 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Inari Medical Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 290 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Ingersoll Rand Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 268 21 — 21
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 137 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Intuit Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 759 44 — 44
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 309 91 — 91
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 147 43 — 43
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 440 13 — 13
Morgan Stanley, Receive Underlying
Reference: JPMorgan Chase Monthly, Pay
Variable 3.179% (SOFR + 0.40%) Monthly,
1/18/24 662 22 — 22
Morgan Stanley, Receive Underlying
Reference: JPMorgan Chase Monthly, Pay
Variable 3.213% (SOFR + 0.40%) Monthly,
1/18/24 407 18 — 18
Morgan Stanley, Receive Underlying
Reference: Kraft Heinz Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 1,000 83 — 83
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 239 63 — 63

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Marriott International, Class
A Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 320 26 — 26
Morgan Stanley, Receive Underlying
Reference: Match Group Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 353 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Mettler-Toledo International
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 326 25 — 25
Morgan Stanley, Receive Underlying
Reference: MGM Resorts International
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 301 30 — 30
Morgan Stanley, Receive Underlying
Reference: Mobileye Global, Class A
Monthly, Pay Variable 3.410% (SOFR +
0.40%) Monthly, 1/18/24 458 4 — 4
Morgan Stanley, Receive Underlying
Reference: Moderna Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 651 51 — 51
Morgan Stanley, Receive Underlying
Reference: MongoDB Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 59 — — —
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 699 51 — 51
Morgan Stanley, Receive Underlying
Reference: MSCI Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 252 41 — 41
Morgan Stanley, Receive Underlying
Reference: Netflix Monthly, Pay Variable
3.238% (SOFR + 0.40%) Monthly, 1/18/24 1,314 89 — 89
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 1,080 48 — 48

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: NextEra Energy Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 200 10 — 10
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 123 17 — 17
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 325 43 — 43
Morgan Stanley, Receive Underlying
Reference: Old Dominion Freight Line
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 364 10 — 10
Morgan Stanley, Receive Underlying
Reference: ON Semiconductor Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 761 20 — 20
Morgan Stanley, Receive Underlying
Reference: PACCAR Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 278 25 — 25
Morgan Stanley, Receive Underlying
Reference: Pershing Square Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 604 43 — 43
Morgan Stanley, Receive Underlying
Reference: PropTech Investment, Class
A Monthly, Pay Variable 3.311% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 96 — — —
Morgan Stanley, Receive Underlying
Reference: Public Storage Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 257 16 — 16
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 198 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 907 14 — 14
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 354 14 — 14
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 228 10 — 10
Morgan Stanley, Receive Underlying
Reference: Rivian Automotive, Class A
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 532 73 — 73
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 992 115 — 115
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 223 30 — 30
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 602 81 — 81
Morgan Stanley, Receive Underlying
Reference: Salesforce Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 510 53 — 53
Morgan Stanley, Receive Underlying
Reference: Senior Connect Acquisition,
Class A Monthly, Pay Variable 3.311% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 148 — — —
Morgan Stanley, Receive Underlying
Reference: Simon Property Group
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 329 32 — 32
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 3.311% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 546 86 — 86

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 3.311% (SOFR + 0.40%)
Monthly, 1/18/24 388 29 — 29
Morgan Stanley, Receive Underlying
Reference: Textron Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 530 57 — 57
Morgan Stanley, Receive Underlying
Reference: US Bancorp Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 275 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 652 34 — 34
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 404 25 — 25
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 1,485 138 — 138
Morgan Stanley, Receive Underlying
Reference: Weyerhaeuser Monthly, Pay
Variable 3.311% (SOFR + 0.40%) Monthly,
1/18/24 309 12 — 12
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 3.311% (SOFR +
0.40%) Monthly, 1/18/24 293 8 — 8
Morgan Stanley, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 503 4 — 4
Total United States 21 657
Virgin Islands (British) 0.0%
Bank of America, Receive Underlying
Reference: Biohaven Monthly, Pay Variable
3.211% (SOFR + 0.30%) Monthly, 1/18/24 13 8 — 8
Morgan Stanley, Receive Underlying
Reference: Biohaven Monthly, Pay Variable
3.311% (SOFR + 0.40%) Monthly, 1/18/24 10 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Eucrates Biomedical
Acquisition Monthly, Pay Variable 3.311%
(1M USD LIBOR + 0.40%) Monthly,
1/18/24 — — — —
Total Virgin Islands (British) — 14
Total Bilateral Total Return Swaps 21 1,344
Interest Rate Swaps 0.0%
Malaysia 0.0%
Morgan Stanley, 5 Year Interest Rate
Swap, Pay Fixed 3.740% Quarterly,
Receive Variable 2.73%, (3M MYR
KLIBOR) Quarterly, 9/1/27 5,817 22 — 22
Total Malaysia — 22
Total Bilateral Interest Rate Swaps — 22
Total Bilateral Swaps (247) 1,627
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.0%
Foreign/Europe 0.0%
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 2,400 13 39 (26)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 150 (4) (3) (1)
Total Foreign/Europe (27)
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 230 (29) (50) 21
Total Luxembourg 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 500 43 44 (1)
Total South Africa (1)
United States 0.0%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 1,005 22 53 (31)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 800 (18) (13) (5)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 420 (25) (8) (17)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 255 33 46 (13)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 2,552 (77) (33) (44)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/21/27 173 (2) 5 (7)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 23,153 41 744 (703)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 7,460 (41) 28 (69)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 (EUR) 6,055 94 234 (140)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,995 (19) (2) (17)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 83 4 10 (6)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 320 2 18 (16)
Protection Bought (Relevant Credit:
Realogy Group), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 860 125 (37) 162
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 200 30 29 1
Total United States (905)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (912)
Credit Default Swaps, Protection Sold (0.0)%
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 2 2 —
Total Luxembourg —
United States (0.0)%
Protection Sold (Relevant Credit: DISH
DBS, B3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/21/27 247 (46) (43) (3)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 — 3 (3)
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,250 48 45 3
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 2,005 (226) (206) (20)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 6,163 163 (84) 247

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 173 3 (2) 5
Protection Sold (Relevant Credit: Murphy
Oil, Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 235 — (6) 6
Protection Sold (Relevant Credit: Royal
Caribbean Cruises, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 2,530 (285) (411) 126
Total United States 361
Total Centrally Cleared Credit Default Swaps,
Protection Sold 361
Interest Rate Swaps 0.2%
Canada 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.373% Semi-Annually, Receive Variable
4.015% (3M CAD CDOR) Semi-Annually,
3/15/27 1,500 68 1 67
5 Year Interest Rate Swap, Pay Fixed
3.493% Semi-Annually, Receive Variable
4.383% (3M CAD CDOR) Semi-Annually,
7/14/27 505 5 — 5
5 Year Interest Rate Swap, Pay Fixed
3.496% Semi-Annually, Receive Variable
4.383% (3M CAD CDOR) Semi-Annually,
7/14/27 505 5 — 5
5 Year Interest Rate Swap, Pay Fixed
3.510% Semi-Annually, Receive Variable
4.383% (3M CAD CDOR) Semi-Annually,
7/14/27 491 4 — 4
5 Year Interest Rate Swap, Pay Fixed
3.966% Semi-Annually, Receive Variable
4.280% (3M CAD CDOR) Semi-Annually,
10/11/27 520 (2) 1 (3)
30 Year Interest Rate Swap, Pay Fixed
3.686% Semi-Annually, Receive Variable
4.328% (3M CAD CDOR) Semi-Annually,
10/14/52 295 (1) — (1)
Total Canada 77

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.436% Quarterly, Receive Variable
1.670% (7 Day Interbank Repo) Quarterly,
9/27/27 3,000 (1) — (1)
5 Year Interest Rate Swap, Pay Fixed
2.480% Quarterly, Receive Variable
2.200% (7 Day Interbank Repo) Quarterly,
9/28/27 700 (1) — (1)
5 Year Interest Rate Swap, Pay Fixed
2.482% Quarterly, Receive Variable
2.200% (7 Day Interbank Repo) Quarterly,
9/28/27 2,200 (2) — (2)
5 Year Interest Rate Swap, Pay Fixed
2.500% Quarterly, Receive Variable
2.200% (7 Day Interbank Repo) Quarterly,
9/30/27 1,000 — 1 (1)
5 Year Interest Rate Swap, Pay Fixed
2.540% Quarterly, Receive Variable
2.200% (7 Day Interbank Repo) Quarterly,
9/29/27 700 (1) — (1)
Total China (6)
Foreign/Europe 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.906% Annually, Pay Variable 2.103% (6M
EURIBOR) Semi-Annually, 10/28/27 9,550 (11) — (11)
30 Year Interest Rate Swap, Pay Fixed
2.439% Annually, Receive Variable 2.103%
(6M EURIBOR) Semi-Annually, 10/28/52 2,100 19 — 19
Total Foreign/Europe 8
India (0.0)%
2 Year Interest Rate Swap, Receive Fixed
6.590% Semi-Annually, Pay Variable
6.250% (1 Day INR MIBOR) Semi-Annually,
5/30/24 45,000 (3) — (3)
2 Year Interest Rate Swap, Receive Fixed
6.870% at Maturity, Pay Variable 6.250% (1
Day INR MIBOR) at Maturity, 6/24/24 44,500 — — —
5 Year Interest Rate Swap, Pay Fixed
6.835% Semi-Annually, Receive Variable
6.250% (1 Day INR MIBOR) Semi-Annually,
5/31/27 45,000 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
7.068% at Maturity, Receive Variable
6.250% (1 Day INR MIBOR) at Maturity,
6/22/27 44,500 (3) — (3)
Total India (4)
Mexico (0.1)%
5 Year Interest Rate Swap, Receive Fixed
7.176% 28 Days, Pay Variable 9.568%
(MXIBTIIE) 28 Days, 11/16/26 18,060 (67) — (67)
5 Year Interest Rate Swap, Receive Fixed
7.260% 28 Days, Pay Variable 9.567%
(MXIBTIIE) 28 Days, 11/13/26 6,845 (25) — (25)
5 Year Interest Rate Swap, Receive Fixed
7.295% 28 Days, Pay Variable 9.566%
(MXIBTIIE) 28 Days, 11/12/26 18,260 (64) 1 (65)
5 Year Interest Rate Swap, Receive Fixed
7.345% 28 Days, Pay Variable 9.567%
(MXIBTIIE) 28 Days, 11/11/26 11,135 (39) — (39)
5 Year Interest Rate Swap, Receive Fixed
9.360% 28 Days, Pay Variable 9.552%
(MXIBTIIE) 28 Days, 10/6/27 5,500 — — —
Total Mexico (196)
Poland 0.0%
5 Year Interest Rate Swap, Pay Fixed
7.100% Annually, Receive Variable 7.350%
(6M PLN WIBOR) Semi-Annually, 10/13/27 5,678 19 — 19
5 Year Interest Rate Swap, Pay Fixed
7.188% Annually, Receive Variable 7.450%
(6M PLN WIBOR) Semi-Annually, 10/18/27 3,758 11 1 10
10 Year Interest Rate Swap, Pay Fixed
6.843% Annually, Receive Variable 7.490%
(6M PLN WIBOR) Semi-Annually, 10/7/32 6,675 51 — 51
Total Poland 80
United Kingdom 0.2%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 9/27/51 1,020 501 — 501
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 218 82 — 82

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
1.467% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 219 81 — 81
30 Year Interest Rate Swap, Pay Fixed
4.387% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 10/11/52 40 (10) — (10)
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 9/27/71 105 64 1 63
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 10/11/72 179 (62) 1 (63)
Total United Kingdom 654
United States 0.1%
7 Year Interest Rate Swap, Pay Fixed
2.792% Annually, Receive Variable 3.050%
(SOFR) Annually, 7/11/29 910 58 — 58
10 Year Interest Rate Swap, Pay Fixed
3.644% Annually, Receive Variable 3.050%
(SOFR) Annually, 11/1/32 1,420 22 — 22
10 Year Interest Rate Swap, Pay Fixed
3.726% Annually, Receive Variable 3.050%
(SOFR) Annually, 10/19/32 250 3 1 2
Total United States 82
Total Centrally Cleared Interest Rate Swaps 695
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 804 — — —
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 (1) — (1)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.190% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 720 (4) — (4)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 (4) 1 (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 720 (4) — (4)
Total Foreign/Europe (14)
Total Centrally Cleared Zero-Coupon Inflation Swaps (14)
Total Centrally Cleared Swaps 130
Net payments (receipts) of variation margin to date 93
Variation margin receivable (payable) on centrally cleared swaps $ 223
* Credit ratings as of October 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(63).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/18/22 PLN 3,015 USD 634 $ (4)
Bank of America 11/18/22 USD 1,368 PLN 6,727 (38)
Bank of America 11/25/22 EUR 257 USD 265 (11)
Bank of America 11/25/22 USD 405 EUR 405 4
Bank of America 11/25/22 USD 472 EUR 484 (7)
Bank of America 11/25/22 USD 127 SEK 1,345 5
Bank of America 12/2/22 USD 133 BRL 693 —
Bank of America 12/6/22 CLP 393,675 USD 422 (7)
Bank of America 12/9/22 USD 199 COP 900,070 18
Bank of America 1/13/23 USD 289 ZAR 5,240 5
Bank of America 1/20/23 USD 271 AUD 429 (5)
Bank of America 1/20/23 USD 619 NOK 6,250 16
Barclays Bank 11/25/22 EUR 825 USD 819 (2)
Barclays Bank 11/25/22 USD 1,225 GBP 1,087 (23)
Barclays Bank 11/30/22 USD 3,134 GBP 2,731 —
Barclays Bank 12/2/22 USD 1,283 BRL 6,765 (18)
Barclays Bank 12/9/22 USD 826 COP 3,814,799 59
Barclays Bank 1/13/23 ZAR 935 USD 51 (1)
Barclays Bank 1/19/23 USD 1,225 IDR 18,776,235 27
BNP Paribas 11/3/22 BRL 14,128 USD 2,618 116
BNP Paribas 11/3/22 USD 2,688 BRL 14,128 (46)
BNP Paribas 11/18/22 PLN 6,033 USD 1,295 (34)
BNP Paribas 11/18/22 USD 607 PLN 2,942 (7)
BNP Paribas 11/25/22 EUR 1,448 USD 1,410 24
BNP Paribas 11/25/22 USD 973 EUR 954 29
BNP Paribas 11/25/22 USD 168 EUR 171 (2)
BNP Paribas 11/25/22 USD 2,311 GBP 1,904 126
BNP Paribas 11/25/22 USD 253 SEK 2,690 9
BNP Paribas 12/2/22 USD 519 BRL 2,754 (10)
BNP Paribas 12/9/22 USD 657 CLP 602,457 23
BNP Paribas 12/9/22 USD 415 CLP 402,794 (9)
BNP Paribas 12/9/22 USD 189 MYR 847 10
BNP Paribas 1/13/23 CZK 769 USD 30 1
BNP Paribas 1/13/23 USD 408 HUF 182,223 (23)
BNP Paribas 1/13/23 USD 79 MXN 1,615 (1)
BNP Paribas 1/19/23 CLP 163,295 USD 166 5
BNP Paribas 1/19/23 IDR 17,430,838 USD 1,120 (8)
BNP Paribas 1/19/23 USD 828 PEN 3,340 (3)
BNP Paribas 1/20/23 JPY 61,475 USD 423 (5)
BNP Paribas 1/20/23 USD 164 AUD 262 (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Canadian Imperial Bank
of Commerce 11/25/22 USD 311 EUR 300 $ 14
Canadian Imperial Bank
of Commerce 1/20/23 USD 268 AUD 426 (5)
Citibank 11/25/22 USD 1,018 GBP 957 (79)
Citibank 11/25/22 USD 127 SEK 1,345 5
Citibank 12/9/22 USD 1,229 PHP 72,895 (22)
Citibank 12/16/22 RSD 8,472 USD 70 1
Citibank 12/16/22 RSD 5,254 USD 45 —
Citibank 1/13/23 MXN 16,065 USD 788 12
Citibank 1/13/23 USD 447 MXN 9,117 (8)
Citibank 1/13/23 USD 269 RON 1,361 (3)
Citibank 1/13/23 USD 2,498 ZAR 45,304 45
Citibank 1/19/23 USD 538 IDR 8,397,598 3
Citibank 1/19/23 USD 3,213 ILS 11,054 63
Citibank 1/19/23 USD 1,177 INR 97,535 9
Citibank 1/19/23 USD 119 TWD 3,773 2
Citibank 1/20/23 USD 831 AUD 1,316 (13)
Credit Suisse 12/2/22 USD 327 BRL 1,741 (8)
Deutsche Bank 11/25/22 EUR 90 USD 89 —
Deutsche Bank 11/25/22 USD 371 GBP 329 (7)
Deutsche Bank 12/2/22 USD 312 BRL 1,677 (11)
Deutsche Bank 1/13/23 USD 185 HUF 81,924 (9)
Deutsche Bank 1/19/23 USD 918 INR 75,516 14
Goldman Sachs 11/18/22 USD 835 PLN 4,160 (34)
Goldman Sachs 11/25/22 EUR 835 USD 821 5
Goldman Sachs 11/25/22 USD 388 GBP 347 (10)
Goldman Sachs 11/25/22 USD 1,241 SEK 12,950 66
Goldman Sachs 11/29/22 USD 371 PHP 21,798 (4)
Goldman Sachs 11/30/22 INR 612,801 USD 7,352 24
Goldman Sachs 11/30/22 USD 383 INR 31,917 (1)
Goldman Sachs 11/30/22 USD 824 TWD 26,518 2
Goldman Sachs 12/2/22 BRL 2,725 USD 516 8
Goldman Sachs 12/2/22 BRL 3,905 USD 752 (1)
Goldman Sachs 12/6/22 USD 410 CLP 393,675 (5)
Goldman Sachs 12/9/22 COP 1,568,490 USD 318 (3)
Goldman Sachs 12/9/22 THB 5,979 USD 165 (7)
Goldman Sachs 12/9/22 USD 415 COP 1,896,705 34
Goldman Sachs 12/9/22 USD 332 THB 12,029 14
Goldman Sachs 1/13/23 MXN 4,428 USD 218 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 1/19/23 INR 34,800 USD 415 $ 2
Goldman Sachs 1/19/23 USD 940 INR 77,782 9
Goldman Sachs 1/19/23 USD 2,277 TWD 72,184 33
Goldman Sachs 1/20/23 USD 89 NZD 159 (3)
HSBC Bank 11/2/22 INR 164,914 USD 2,002 (10)
HSBC Bank 11/2/22 USD 2,055 INR 164,914 63
HSBC Bank 11/18/22 PLN 2,010 USD 421 (1)
HSBC Bank 11/18/22 USD 65 PLN 318 (1)
HSBC Bank 11/25/22 EUR 1,080 USD 1,081 (11)
HSBC Bank 11/25/22 USD 2,523 EUR 2,460 87
HSBC Bank 11/25/22 USD 100 EUR 102 (1)
HSBC Bank 11/25/22 USD 2,311 GBP 1,904 126
HSBC Bank 12/2/22 BRL 1,350 USD 253 6
HSBC Bank 12/9/22 THB 2,912 USD 80 (3)
HSBC Bank 12/9/22 USD 62 MYR 277 3
HSBC Bank 12/9/22 USD 404 PHP 23,914 (7)
HSBC Bank 12/9/22 USD 570 THB 21,088 15
HSBC Bank 1/19/23 TWD 19,125 USD 608 (14)
HSBC Bank 1/19/23 USD 411 ILS 1,460 (5)
HSBC Bank 1/19/23 USD 59 INR 4,900 —
JPMorgan Chase 11/3/22 BRL 14,128 USD 2,688 46
JPMorgan Chase 11/3/22 USD 2,642 BRL 14,128 (91)
JPMorgan Chase 11/18/22 USD 329 PLN 1,625 (11)
JPMorgan Chase 11/25/22 EUR 274 USD 267 5
JPMorgan Chase 11/25/22 EUR 355 USD 357 (6)
JPMorgan Chase 11/25/22 USD 292 EUR 288 7
JPMorgan Chase 11/25/22 USD 607 EUR 619 (5)
JPMorgan Chase 11/30/22 MXN 35,200 USD 1,761 5
JPMorgan Chase 11/30/22 USD 3,402 EUR 3,375 59
JPMorgan Chase 12/2/22 BRL 15,544 USD 2,890 97
JPMorgan Chase 12/2/22 USD 309 BRL 1,673 (13)
JPMorgan Chase 12/9/22 PHP 2,979 USD 50 1
JPMorgan Chase 12/9/22 THB 15,235 USD 403 (1)
JPMorgan Chase 12/9/22 USD 27 MYR 125 —
JPMorgan Chase 12/9/22 USD 154 PHP 8,718 4
JPMorgan Chase 12/16/22 USD 415 SGD 591 (3)
JPMorgan Chase 1/13/23 MXN 7,810 USD 383 6
JPMorgan Chase 1/13/23 USD 908 MXN 18,511 (14)
JPMorgan Chase 1/20/23 AUD 660 USD 428 (5)
Morgan Stanley 11/18/22 PLN 2,873 USD 603 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 11/18/22 USD 408 PLN 2,054 $ (21)
Morgan Stanley 11/25/22 EUR 305 USD 312 (11)
Morgan Stanley 11/25/22 USD 895 EUR 861 43
Morgan Stanley 11/25/22 USD 95 EUR 98 (1)
Morgan Stanley 11/25/22 USD 176 GBP 149 5
Morgan Stanley 11/25/22 USD 461 GBP 413 (13)
Morgan Stanley 11/30/22 USD 4,107 EUR 4,148 (2)
Morgan Stanley 11/30/22 USD 2,827 JPY 418,989 (1)
Morgan Stanley 12/2/22 USD 853 BRL 4,487 (10)
Morgan Stanley 12/9/22 COP 1,951,348 USD 392 —
Morgan Stanley 12/9/22 USD 733 CLP 665,874 32
Morgan Stanley 12/9/22 USD 267 CLP 254,426 —
Morgan Stanley 12/16/22 SGD 880 USD 618 4
Morgan Stanley 1/13/23 USD 553 CNH 3,887 21
Morgan Stanley 1/19/23 ILS 1,460 USD 418 (2)
Morgan Stanley 1/19/23 USD 33 KRW 46,592 —
Morgan Stanley 1/20/23 JPY 240,436 USD 1,634 1
Morgan Stanley 1/20/23 NOK 6,250 USD 585 18
Morgan Stanley 1/20/23 USD 1,349 NZD 2,411 (54)
RBC Dominion Securities 11/30/22 USD 2,647 CHF 2,608 34
Standard Chartered 11/25/22 USD 69 GBP 61 (1)
Standard Chartered 12/9/22 USD 71 MYR 316 4
Standard Chartered 1/19/23 USD 693 KRW 994,900 (5)
Standard Chartered 1/20/23 JPY 58,000 USD 392 3
Standard Chartered 1/20/23 USD 817 AUD 1,280 (4)
Standard Chartered 1/20/23 USD 91 CAD 125 (1)
Standard Chartered 1/20/23 USD 834 JPY 119,455 22
State Street 11/18/22 PLN 294 USD 60 1
State Street 11/18/22 USD 47 PLN 216 2
State Street 11/18/22 USD 214 PLN 1,041 (4)
State Street 11/25/22 EUR 1,490 USD 1,501 (26)
State Street 11/25/22 GBP 327 USD 363 13
State Street 11/25/22 SEK 530 USD 47 1
State Street 11/25/22 USD 3,750 EUR 3,678 109
State Street 11/25/22 USD 236 EUR 241 (3)
State Street 11/25/22 USD 1,055 GBP 904 18
State Street 11/25/22 USD 1,592 GBP 1,422 (40)
State Street 11/25/22 USD 142 SEK 1,413 13
State Street 12/2/22 BRL 2,112 USD 402 4
State Street 12/2/22 USD 43 BRL 230 (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 12/9/22 CLP 22,788 USD 25 $ (1)
State Street 1/13/23 USD 272 CZK 6,921 (6)
State Street 1/19/23 ILS 301 USD 86 —
State Street 1/20/23 AUD 39 USD 25 —
State Street 1/20/23 AUD 620 USD 398 —
State Street 1/20/23 CAD 833 USD 608 4
State Street 1/20/23 CAD 126 USD 93 —
State Street 1/20/23 JPY 131,745 USD 896 —
State Street 1/20/23 NZD 146 USD 83 2
State Street 1/20/23 USD 580 CAD 794 (4)
State Street 1/20/23 USD 44 NZD 79 (2)
UBS Investment Bank 11/18/22 USD 44 PLN 224 (2)
UBS Investment Bank 11/25/22 EUR 32 USD 31 1
UBS Investment Bank 11/25/22 EUR 65 USD 65 (1)
UBS Investment Bank 11/25/22 USD 4,485 EUR 4,336 193
UBS Investment Bank 11/25/22 USD 1,468 EUR 1,486 (3)
UBS Investment Bank 11/25/22 USD 308 SEK 3,478 (8)
UBS Investment Bank 11/30/22 JPY 552,205 USD 3,779 (53)
UBS Investment Bank 11/30/22 USD 352 KRW 506,577 (3)
UBS Investment Bank 12/2/22 BRL 2,265 USD 426 10
UBS Investment Bank 12/2/22 USD 876 BRL 4,555 1
UBS Investment Bank 12/2/22 USD 1,025 BRL 5,515 (35)
UBS Investment Bank 12/9/22 COP 3,114,570 USD 642 (16)
UBS Investment Bank 12/9/22 THB 11,371 USD 319 (20)
UBS Investment Bank 12/9/22 USD 681 COP 3,143,138 50
UBS Investment Bank 12/9/22 USD 274 PHP 15,565 7
UBS Investment Bank 12/9/22 USD 432 PHP 25,395 (4)
UBS Investment Bank 12/9/22 USD 643 THB 22,876 40
UBS Investment Bank 12/16/22 SGD 591 USD 423 (6)
UBS Investment Bank 1/13/23 CZK 26,095 USD 1,036 13
UBS Investment Bank 1/13/23 USD 122 HUF 55,389 (9)
UBS Investment Bank 1/19/23 CLP 82,261 USD 85 1
UBS Investment Bank 1/19/23 USD 286 ILS 1,014 (3)
UBS Investment Bank 1/19/23 USD 285 PEN 1,145 —
UBS Investment Bank 1/20/23 CHF 507 USD 511 —
UBS Investment Bank 1/20/23 USD 286 AUD 452 (4)
UBS Investment Bank 1/20/23 USD 428 NZD 763 (16)
Wells Fargo Bank 12/9/22 COP 2,072,530 USD 423 (6)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 937

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 26 Amsterdam IDX contracts 11/22 3,437 $ 202
Long, 24 CAC40 Index contracts 11/22 1,487 60
Short, 812 OMX Swedish Index contracts 11/22 (14,436) (710)
Long, 10 Hang Seng Index contracts 11/22 932 (38)
Long, 63 Euro BOBL contracts 12/22 7,451 8
Short, 112 Euro BTP contracts 12/22 (12,690) 143
Long, 4 Euro BUND contracts 12/22 547 1
Short, 20 Euro BUXL thirty year bond contracts 12/22 (2,850) (5)
Long, 24 Euro OAT contracts 12/22 3,152 (96)
Short, 143 Euro SCHATZ contracts 12/22 (15,112) (23)
Short, 64 TOPIX Index contracts 12/22 (8,290) (96)
Long, 56 Mini ten year JGB contracts 12/22 5,598 1
Long, 5 ASX SPI 200 Index contracts 12/22 548 8
Long, 27 Australian ten years Treasury Bond Index
contracts 12/22 2,046 (4)
Short, 9 S&P/TSX 60 Index contracts 12/22 (1,556) (67)
Short, 13 DAX Performance Index contracts 12/22 (4,268) (128)
Short, 92 Euro STOXX contracts 12/22 (3,289) (43)
Short, 73 FTSE 100 Index contracts 12/22 (5,950) (134)
Long, 21 FTSE MIB Index contracts 12/22 2,339 (3)
Short, 110 MSCI Emerging Markets Index contracts 12/22 (4,695) 578
Short, 17 S&P 500 E-mini Index Communication
Services Select Sector contracts 12/22 (1,077) 134
Short, 161 S&P 500 E-Mini Index contracts 12/22 (31,258) (1,121)
Long, 8 S&P 500 E-mini Index Energy Sector
contracts 12/22 753 81
Short, 11 S&P 500 E-mini Index Health Care Sector
contracts 12/22 (1,480) (99)
Short, 17 S&P 500 E-mini Index Industrial Sector
contracts 12/22 (1,619) (6)
Short, 14 S&P 500 E-mini Index Materials Sector
contracts 12/22 (1,100) (3)
Long, 25 S&P 500 E-mini Index Real Estate Select
Sector contracts 12/22 1,127 (176)
Short, 8 S&P 500 E-mini Index Technology Sector
contracts 12/22 (1,034) (57)
Short, 9 S&P 500 Index Consumer Discretionary
Sector contracts 12/22 (1,314) 161
Long, 16 S&P 500 Index Consumer Staples contracts 12/22 1,174 (6)
Short, 65 Government of Canada ten year bond
contracts 12/22 (5,870) (77)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7 Republic of South Korea ten year bond
contracts 12/22 522 $ (19)
Long, 103 Republic of South Korea three year bond
contracts 12/22 7,383 (64)
Short, 55 U.S. Treasury Notes ten year contracts 12/22 (6,083) 14
Long, 3 Ultra U.S. Treasury Bonds contracts 12/22 383 (41)
Short, 23 U.S. Treasury Notes five year contracts 12/22 (2,452) 2
Long, 75 U.S. Treasury Notes two year contracts 12/22 15,329 (55)
Net payments (receipts) of variation margin to date 1,973
Variation margin receivable (payable) on open futures contracts $ 295

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 1,078 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 1,078 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 127,142 ¤ ¤ $ 106,299
T. Rowe Price Short-Term Fund 6,864 ¤ ¤ —
Total $ 106,299 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,078 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $106,299.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $355,831) $ 336,442
Unrealized gain on bilateral swaps 8,844
Cash deposits on exchange-traded options 8,732
Cash deposits on futures contracts 6,704
Receivable for investment securities sold 3,886
Cash deposits on centrally cleared swaps 3,828
Unrealized gain on forward currency exchange contracts 2,044
Foreign currency (cost $1,824) 1,827
Interest and dividends receivable 1,573
Cash 1,329
Variation margin receivable on futures contracts 295
Restricted cash pledged for bilateral derivatives 290
Bilateral swap premiums paid 240
Variation margin receivable on centrally cleared swaps 223
Due from affiliates 27
Receivable for shares sold 6
Other assets 1,233
Total assets 377,523
Liabilities
Obligation to return securities lending collateral 8,240
Unrealized loss on bilateral swaps 7,217
Payable for investment securities purchased 3,779
Options written (premiums $1,195) 1,159
Unrealized loss on forward currency exchange contracts 1,107
Bilateral swap premiums received 487
Investment management fees payable 299
Payable for shares redeemed 243
Other liabilities 2,743
Total liabilities 25,274
NET ASSETS $ 352,249

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (43,858)
Paid-in capital applicable to 36,894,419 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 396,107
NET ASSETS $ 352,249
NET ASSET VALUE PER SHARE
Investor Class
($42,153,339 / 4,440,622 shares outstanding) $ 9.49
I Class
($310,096,004 / 32,453,797 shares outstanding) $ 9.55

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $6) $ 8,784
Dividend (net of foreign taxes of $30) 1,859
Securities lending 94
Other 8
Total income 10,745
Expenses
Investment management 3,819
Shareholder servicing
Investor Class $ 124
I Class 5 129
Prospectus and shareholder reports
Investor Class 37
I Class 4 41
Custody and accounting 323
Legal and audit 106
Registration 67
Directors 1
Miscellaneous 35
Waived / paid by Price Associates (395)
Total expenses 4,126
Net investment income 6,619

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $11) (33,947)
Futures 18,826
Swaps (12,220)
Options written 3,013
Forward currency exchange contracts 2,590
Foreign currency transactions (419)
Net realized loss (22,157)
Change in net unrealized gain / loss
Securities (22,255)
Futures (976)
Swaps 1,365
Options written 121
Forward currency exchange contracts 854
Other assets and liabilities denominated in foreign currencies (261)
Change in net unrealized gain / loss (21,152)
Net realized and unrealized gain / loss (43,309)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (36,690)

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,619 $ 2,165
Net realized gain (loss) (22,157) 6,281
Change in net unrealized gain / loss (21,152) (3,042)
Increase (decrease) in net assets from operations (36,690) 5,404
Distributions to shareholders
Net earnings
Investor Class (3,073) (4,510)
I Class (8,924) (581)
Decrease in net assets from distributions (11,997) (5,091)
Capital share transactions
*
Shares sold
Investor Class 20,195 100,715
I Class 31,605 339,175
Distributions reinvested
Investor Class 3,029 2,719
I Class 8,871 581
Shares redeemed
Investor Class (89,673) (105,737)
I Class (26,787) (12,974)
Increase (decrease) in net assets from capital share
transactions (52,760) 324,479

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Increase (decrease) during period (101,447) 324,792
Beginning of period 453,696 128,904
End of period $ 352,249 $ 453,696
*Share information (000s)
Shares sold
Investor Class 2,035 9,381
I Class 3,164 31,423
Distributions reinvested
Investor Class 301 257
I Class 877 55
Shares redeemed
Investor Class (9,041) (9,865)
I Class (2,686) (1,207)
Increase (decrease) in shares outstanding (5,350) 30,044

T. ROWE PRICE Multi-Strategy Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks strong, long-term risk-adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the
Multi-Strategy Total Return Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are

T. ROWE PRICE Multi-Strategy Total Return Fund

reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered

T. ROWE PRICE Multi-Strategy Total Return Fund

part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of

T. ROWE PRICE Multi-Strategy Total Return Fund

the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Multi-Strategy Total Return Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 133,358 $ — $ 133,358
Bank Loans — 27,163 1,244 28,407
Common Stocks 52,208 13,948 144 66,300
Convertible Preferred Stocks — 351 464 815
Preferred Stocks — 692 — 692
Private Investment Company
2
— — — 30
Short-Term Investments 98,059 — — 98,059
Securities Lending Collateral 8,240 — — 8,240
Options Purchased 68 473 — 541
Total Securities 158,575 175,985 1,852 336,442
Swaps* — 10,520 — 10,520
Forward Currency Exchange
Contracts — 2,044 — 2,044
Futures Contracts* 1,393 — — 1,393
Total $ 159,968 $ 188,549 $ 1,852 $ 350,399
Liabilities
Options Written $ — $ 1,159 $ — $ 1,159
Swaps* — 9,010 — 9,010
Forward Currency Exchange
Contracts — 1,107 — 1,107
Futures Contracts* 3,071 — — 3,071
Total $ 3,071 $ 11,276 $ — $ 14,347

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2022, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Futures
,
Securities^ $ 1,608
Foreign exchange derivatives
Forwards
,
Securities^ 2,044
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 1,390
Equity derivatives
Bilateral Swaps and Premiums
,
Futures
,
Securities^ 9,456
^
,*
Total $ 14,498
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 14
Interest rate derivatives Centrally Cleared Swaps, Futures 680
Foreign exchange derivatives Forwards 1,107
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Options Written 2,088
Commodity derivatives Bilateral Swaps and Premiums 3
Equity derivatives
Bilateral Swaps and Premiums
,
Futures
,
Options Written 10,455
Total $ 14,347
*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^
Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1,260) $ (1,260)
Interest rate
derivatives 1,851 335 1,776 — 2,097 6,059
Foreign
exchange
derivatives (194) — — 2,590 — 2,396
Credit
derivatives (62) (515) — — 952 375
Equity
derivatives (1,181) 3,193 17,050 — (13,649) 5,413
Commodity
derivatives — — — — (360) (360)
Total $ 414 $ 3,013 $ 18,826 $ 2,590 $ (12,220) $ 12,623

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 723 $ 723
Interest rate
derivatives (19) 5 (671) — (133) (818)
Foreign
exchange
derivatives 19 — — 854 — 873
Credit
derivatives (4) (24) — — (196) (224)
Equity
derivatives (267) 140 (305) — 913 481
Commodity
derivatives — — — — 58 58
Total $ (271) $ 121 $ (976) $ 854 $ 1,365 $ 1,093
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of October 31, 2022, cash of $19,264,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE Multi-Strategy Total Return Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S.
dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms.
Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 847 $ (689) $ 158 $ 290 $ 448
Barclays Bank 93 (47) 46 — 46
BNP Paribas 343 (152) 191 — 191
Canadian Imperial
Bank of Commerce 14 (5) 9 — 9
Citibank 1,195 (1,006) 189 — 189
Credit Suisse 10 (8) 2 — 2
Deutsche Bank 14 (27) (13) — —
Goldman Sachs 1,474 (1,269) 205 — 205
HSBC Bank 300 (53) 247 (299) —
JPMorgan Chase 970 (377) 593 — 593
Morgan Stanley 5,176 (4,577) 599 (218) 381
RBC Dominion
Securities 34 — 34 — 34
Standard Chartered 29 (11) 18 — 18
State Street 167 (87) 80 — 80
UBS Investment
Bank 743 (377) 366 (275) 91
Wells Fargo Bank — (6) (6) — —
Total $ 11,409 $ (8,691)
*
In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of
Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 13% and 24% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
October 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 48% and 65% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included

T. ROWE PRICE Multi-Strategy Total Return Fund

in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 31% and 47%
of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or

T. ROWE PRICE Multi-Strategy Total Return Fund

cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2022, the notional amount of protection sold by the fund totaled $14,919,000 (4.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit

T. ROWE PRICE Multi-Strategy Total Return Fund

default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 76% and 136% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less

T. ROWE PRICE Multi-Strategy Total Return Fund

developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in

T. ROWE PRICE Multi-Strategy Total Return Fund

economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO).
The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold;
however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Multi-Strategy Total Return Fund

Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide
Investments Feeder LLC (Bona Fide Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona Fide
Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona
Fide Investments Feeder, and the underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of October 31, 2022, the remaining restriction period on this investment was 10 months and the fund had a remaining unfunded commitment of $30,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives

T. ROWE PRICE Multi-Strategy Total Return Fund

collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$7,684,000; the value of cash collateral and related investments was $8,240,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $306,569,000 and $347,053,000, respectively, for the year ended October 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Multi-Strategy Total Return Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 11,997 $ 5,091
($000s)
Cost of investments $ 363,128
Unrealized appreciation $ 16,085
Unrealized depreciation (43,665)
Net unrealized appreciation (depreciation) $ (27,580)
($000s)
Undistributed ordinary income $ 8,945
Net unrealized appreciation (depreciation) (27,580)
Loss carryforwards and deferrals (25,223)
Total distributable earnings (loss) $ (43,858)

T. ROWE PRICE Multi-Strategy Total Return Fund

of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,

T. ROWE PRICE Multi-Strategy Total Return Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $897,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 02/29/24 02/29/24
(Waived)/repaid during the period ($000s) $(117) $(278)

T. ROWE PRICE Multi-Strategy Total Return Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2022, expenses incurred pursuant to these service agreements were $107,000 for Price
Associates; $43,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 89% of the I Class’s outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Multi-Strategy Total Return Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2022, this reimbursement amounted to $5,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Multi-Strategy Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Multi-Strategy Total
Return Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the
"Fund") as of October 31, 2022, the related statement of operations for the year ended
October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the years ended October 31, 2022, 2021, 2020 and 2019, and for the period
February 23, 2018 (Inception) through October 31, 2018 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year ended October 31, 2022, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the years ended October 31, 2022, 2021, 2020 and 2019, and for the period
February 23, 2018 (Inception) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Multi-Strategy Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included: $9,928,000 from short-term capital gains
For taxable non-corporate shareholders, $581,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $351,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $4,511,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Multi-Strategy Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Multi-Strategy Total Return Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Multi-Strategy Total Return Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2017
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2017
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Multi-Strategy Total Return Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, Multi-Strategy Total Return Fund
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Multi-Strategy Total Return
Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Richard de los Reyes (1975)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund

Name (Year of Birth)
Position Held With Multi-Strategy Total Return
Fund  Principal Occupation(s)
Stefan Hubrich, Ph.D., CFA (1974)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John D. Linehan, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Sebastien Page (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Justin Thomson (1968)
Vice President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212 - 2401538
F1112-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$67,864	$66,094
Audit-Related Fees	-	-
Tax Fees	-	7,096
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022